              As filed with the Securities and Exchange Commission
                                on March 18, 1997

                                                       Registration No. __-_____

================================================================================



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                         PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                        POST-EFFECTIVE AMENDMENT NO.                       [ ]

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                                AMENDMENT NO.                              [ ]
                        (Check appropriate box or boxes)

                           PAX WORLD GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

                                224 STATE STREET
                              PORTSMOUTH, NH 03801
               (Address of Principal Executive Offices) (Zip Code)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                  800-767-1729

                           PAX WORLD MANAGEMENT CORP.
                                222 STATE STREET
                              PORTSMOUTH, NH 03801
                          ATTENTION: LAURENCE A. SHADEK
                                 THOMAS W. GRANT
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                             AS SOON AS PRACTICABLE
             AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

         Registrant hereby elects, pursuant to Rule 24f-2 under the Investment Company Act of 1940, to register an indefinite number of shares by this Registration Statement. In accordance with Rule 24f-2, a registration fee, in the amount of $500.00, is being paid herewith.

         Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.

                             CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)


                  N-1A ITEM NO.                                            LOCATION
                  -------------                                            --------

                                     PART A

Item 1.  Cover Page.......................                    Cover Page

Item 2.  Synopsis.........................                    Fund Highlights; Fund Expenses

Item 3.  Condensed Financial
         Information......................                    Fund Expenses; How the Fund
                                                              Calculates Performance

Item 4.  General Description of
            Registrant....................                    Cover Page; Fund Highlights;
                                                              Management of the Fund; General
                                                              Information

Item 5.  Management of the Fund...........                    Fund Highlights; Management of the
                                                              Fund

Item 5A.  Management's Discussion
             of Fund Performance..........                    Not Applicable

Item 6.  Capital Stock and Other
            Securities....................                    Fund Highlights; Taxes, Dividends
                                                              and Distributions; General
                                                              Information; Additional Information

Item 7.  Purchase of Securities
            Being Offered.................                    Fund Highlights; How the Fund Values
                                                              its Shares; Shareholder Guide;
                                                              Shareholder Services

Item 8.  Redemption or Repurchase.........                    Fund Highlights; How the Fund Values
                                                              its Shares; Shareholder Guide

Item 9.  Pending Legal Proceedings........                    Not Applicable


                                     PART B

Item 10.  Cover Page......................                    Cover Page

Item 11.  Table of Contents...............                    Table of Contents

Item 12.  General Information and
             History......................                    General

Item 13.  Investment Objectives
             and Policies.................                    Investment Objectives and Policies;
                                                              Investment Restrictions

Item 14.  Management of the Fund..........                    Management of the Fund; Distribution

Item 15.  Control Persons and
             Principal Holders of
          Securities......................                    Not Applicable

Item 16.  Investment Advisory and
             Other Services...............                    Management of the Fund;
                                                              Distribution; Custodian, Transfer
                                                              and Dividend Disbursing Agent and
                                                              Independent Accountants

Item 17.  Brokerage Allocation and
             Other Practices..............                    Portfolio Transactions

Item 18.  Capital Stock and Other
             Securities...................                    Not Applicable

Item 19.  Purchase, Redemption and
             Pricing of Securities
             Being Offered................                    Purchase, Redemption and Exchange of
                                                              Fund Shares; Net Asset Value

Item 20.  Tax Status......................                    Taxes

Item 21.  Underwriters....................                    Distribution

Item 22.  Calculation of Performance
             Data.........................                    Performance Information

Item 23.  Financial Statements............                    Financial Statements


                                     PART C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

               SUBJECT TO COMPLETION, DATED _______________, 1997

                           PAX WORLD GROWTH FUND, INC.

--------------------------------------------------------------------------------

                     PROSPECTUS DATED _______________, 1997

--------------------------------------------------------------------------------

                           PAX WORLD GROWTH FUND, INC.
                             A Low-Load Growth Fund

                     224 State Street, Portsmouth, NH 03801
                For shareholder account information: 800-372-7827
                       Portsmouth, NH office: 800-767-1729
                                  603-431-8022

         Pax World Growth Fund, Inc. (the "Fund") is an open-end, diversified management investment company which seeks investments in companies producing life supportive goods and services and that are not, to any degree, engaged in manufacturing defense or weapons-related products. The Fund resists investing in securities of (i) companies engaged in military activities, (ii) companies appearing on the United States Department of Defense list of 100 largest contractors (a copy of which may be obtained from the Office of the Secretary, Department of Defense, Washington, D.C. 20310) if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, (iii) other companies contracting with the United States Department of Defense if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, and (iv) companies of the liquor, tobacco and gambling industries. See "Fund Highlights--What is the Fund's Investment Philosophy?" at page 1; and "How the Fund Invests--Investment Objective and Policies" at page 5.

         The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities (common stock, preferred stock and securities convertible into common stock) of established companies with above-average growth prospects. Current income, if any, is incidental. Under normal market conditions, the Fund intends to invest at least seventy-five percent (75%) of its total assets in equity securities of companies that exceed $200,000,000.00 in market capitalization. The Fund may also invest in (i) equity securities of other companies including foreign issuers, (ii) investment grade fixed-income securities and (iii) obligations issued or guaranteed by U.S. Government agencies and instrumentalities, except that, consistent with its socially conscious policies, the Fund will not invest in obligations issued or guaranteed by the U.S. Treasury. In addition, the Fund may purchase and sell put and call options on equity securities and stock indices and foreign currency exchange contracts to hedge its portfolio and to attempt to enhance return. There can be no assurance that the Fund's investment objective will be achieved. See "Fund Highlights--What is the Fund's Investment Philosophy?" at page 1; and "How the Fund Invests--Investment Objective and Policies" at page 5. The Fund's address is 224 State Street, Portsmouth, NH 03801, and its telephone number is 800-767-1729.

         This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated _______________, 1997, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Fund at the address or telephone number noted above.

--------------------------------------------------------------------------------
                  Investors are advised to read the Prospectus
                       and retain it for future reference.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         Some prospective purchasers of Fund shares may be effecting transactions through a securities broker-dealer which may result in a transaction fee by such broker-dealer. Such transaction fee would not be incurred if such purchase transaction is made directly with the Fund.

                                TABLE OF CONTENTS

                                                                      Page

FUND HIGHLIGHTS.................................................        1
         What is Pax World Growth Fund, Inc?....................        1
         What is the Fund's Investment Philosophy?..............        1
         What is the Fund's Investment Objective?...............        1
         Investments and Special Considerations; Risk Factors...        1
         Who Manages the Fund?..................................        2
         Who Advises the Fund?..................................        2
         Who Distributes the Fund's Shares?.....................        3
         What is the Minimum Investment?........................        3
         How Do I Purchase Shares?..............................        3
         How Do I Sell My Shares?...............................        3
         How Are Dividends and Distributions Paid?..............        4
FUND EXPENSES...................................................        4
HOW THE FUND INVESTS............................................        5
         Investment Objective and Policies......................        5
         Investments and Special Considerations; Risk Factors...        7
                  Corporate and Other Debt-Securities...........        7
                  Convertible Securities........................        7
                  Equity-Related Securities.....................        7
                  Foreign Securities............................        7
                  Illiquid and Restricted Securities............        8
                  Portfolio Turnover............................        8
                  Repurchase Agreements.........................        9
                  Short Sales Against-The-Box...................        9
                  U.S. Government Agency and/or
                    Instrumentality Securities..................        9
                  When-Issued and Delayed Delivery Securities...        10
         Hedging and Return Enhancement Strategies..............        10
                  Option Transactions...........................        10
         Investment Restrictions................................        11
MANAGEMENT OF THE FUND..........................................        11
         Officers and Directors.................................        11
         Adviser; Sub-Adviser...................................        11
         Distribution...........................................        13
         Custodian and Transfer and Dividend Disbursing Agent...        13
HOW THE FUND VALUES ITS SHARES..................................        13
HOW THE FUND CALCULATES PERFORMANCE.............................        14
TAXES, DIVIDENDS AND DISTRIBUTIONS..............................        14
         Taxation of the Fund...................................        14
         Taxation of Shareholders...............................        15
         Withholding Taxes......................................        15
         Dividends and Distributions............................        15
GENERAL INFORMATION.............................................        16
         Incorporation..........................................        16
         Description of Common Stock............................        16
         Shareholder Meetings...................................        16
SHAREHOLDER GUIDE...............................................        16
         How to Purchase Shares.................................        16
                  In General....................................        16
                  Investing by Mail.............................        17
                  Investing by Telephone........................        17
                  Investing by Wire Transfer....................        17
                  Waiver of Sales Charges.......................        18
         How to Sell Your Shares................................        18
                  In General....................................        18
                  Redemptions by Written Request................        18
                  Involuntary Redemptions.......................        19
                  90-Day Repurchase Privilege...................        19
         How to Exchange Your Shares............................        19
                  In General....................................        19

                  Exchanges By Mail.............................        19
                  Exchanges by Telephone........................        20
         Shareholder Services...................................        20
                  Automatic Reinvestment of Dividends and/or
                    Distributions without a Sales Charge........        20
                  Automatic Monthly Investment Plan.............        20
                  Tax-Deferred Retirement Plans.................        20
                  Systematic Withdrawal Plans...................        21
                  Reports to Shareholders.......................        21
                  Shareholder Inquiries.........................        21
THE PAX WORLD MUTUAL FUND FAMILY................................        21
ADDITIONAL INFORMATION..........................................        21

                                 FUND HIGHLIGHTS

         The following summary is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information appearing elsewhere herein.


                      WHAT IS PAX WORLD GROWTH FUND, INC.?

         Pax World Growth Fund, Inc. is a mutual fund. A mutual fund pools the resources of investors by selling its shares to the public and investing the proceeds of such sale in a portfolio of securities designed to achieve its investment objective. Technically, the Fund is an open-end, diversified, low-load management investment company.


                    WHAT IS THE FUND'S INVESTMENT PHILOSOPHY?

         The Fund endeavors through its investment philosophy to make a contribution to world peace through investment in companies producing life-supportive goods and services. Thus the Fund has adopted the name Pax World to denote this endeavor. The Fund's portfolio will consist primarily of companies located in the United States.

         The policy of the Fund is to invest in securities of companies whose business is essentially directed toward non-military and life-supportive activities. For example, the Fund seeks to invest in such industries as building supplies, computer software, education, food, health care, household appliances, housing, leisure time, pollution control, publishing, retailing, technology and telecommunications, among others.

         The Fund seeks investments in companies producing life supportive goods and services and that are not, to any degree, engaged in manufacturing defense or weapons-related products. The Fund resists investing in securities of (i) companies engaged in military activities, (ii) companies appearing on the United States Department of Defense list of 100 largest contractors if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, (iii) other companies contracting with the United States Department of Defense if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, and (iv) companies of the liquor, tobacco and gambling industries. See "How the Fund Invests -- Investment Objective and Policies" at page 5.


                    WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

         The Fund's investment objective is long-term growth of capital. It seeks to achieve this objective by investing primarily in equity securities (common stock, securities convertible into common stock and preferred stock) of established companies with above-average growth prospects. Current income, if any, is incidental. See "How the Fund Invests -- Investment Objective and Policies" at page 5.


                     INVESTMENTS AND SPECIAL CONSIDERATIONS;
                                  RISK FACTORS

         Under normal market conditions, the Fund anticipates that at least seventy-five percent (75%) of its total assets will consist of equity securities of companies that exceed $200,000,000.00 in market capitalization. The Fund may also invest in (i) other equity securities including securities of foreign issuers, (ii) investment grade fixed-income securities and (iii) obligations issued or guaranteed by U.S. Government agencies and instrumentalities, except that it will not invest in obligations issued or guaranteed by the U.S. Treasury. In addition, the Fund may purchase and sell put and call options on equity securities and stock indices and foreign currency exchange contracts to hedge its portfolio and to attempt to enhance return. See "How the Fund Invests -- Investment Objective and Policies" at page 5. Investing in securities of foreign companies involves certain risks and considerations not typically associated with investments in domestic companies. See "How the Fund Invests -- Investments and Special Considerations; Risk Factors" at page 7.


                              WHO MANAGES THE FUND?

         The officers of the Fund are responsible for the day-to-day operations of the Fund and the Board of Directors of the Fund is responsible for the general policy of the Fund. The Board of Directors meets four times per year, reviews portfolio selections and bonding requirements, declares dividends, if any, and reviews the activities of the executive officers of the Fund. Such activities are consistent with their fiduciary obligations as directors under the General Corporation Law of the State of Delaware. Members of the Board of Directors of the Fund are reimbursed for their travel expenses for attending meetings of the Board of Directors plus a fee of Three Hundred Dollars ($300.00) to affiliated directors and One Thousand Dollars ($1,000.00) to unaffiliated directors.


                              WHO ADVISES THE FUND?

         Pursuant to an Advisory Agreement entered into between the Fund and Pax World Management Corp., 222 State Street, Portsmouth, NH 03801 (the "Adviser"), the Adviser, subject to the supervision of the Board of Directors of the Fund, is responsible for managing the assets of the Fund in accordance with its investment objective, investment program and policies. In the event that the average net assets of the Fund are less than $5,000,000.00, the Adviser will be compensated by the Fund for its services at an annual rate of $25,000.00; in the event that average net assets of the Fund are equal to or in excess of $5,000,000.00, the Adviser will be compensated by the Fund for its services at an annual rate of one percent (1%) of average net assets up to and including $25,000,000.00 and three-quarters of one percent (.75%) of average net assets in excess of $25,000,000.00.

         Pursuant to a Sub-Advisory Agreement entered into between the Adviser and H.G. Wellington Capital Management, a division of H.G. Wellington & Co., Inc., 14 Wall Street, New York, NY 10005 (the "Sub-Adviser"), the Sub-Adviser furnishes investment advisory services in connection with the management of the Fund and assists in determining what securities and other instruments are purchased and sold for the Fund and in obtaining and evaluating financial data relevant to the Fund. In the event that the average net assets of the Fund are less than $5,000,000.00, the Sub-Adviser will be compensated by the Adviser for its services at an annual rate of $25,000.00; in the event that average net assets of the Fund are equal to or in excess of $5,000,000.00, the Sub-Adviser will be compensated by the Adviser for its services at an annual rate of one-third of one percent (.33%) of average net assets up to and including $25,000,000.00 and one-quarter of one percent (.25%) of average net assets in excess of $25,000,000.00, but in no event to exceed the annual sum of Two Hundred and Fifty Thousand Dollars ($250,000.00) net of expenses.

         Mr. Robert P. Colin, an employee of the Sub-Adviser, is the Portfolio Manager of the Fund. He is the person responsible for the day-to-day management of the Fund's portfolio. Mr. Colin received his bachelor of arts degree from Rutgers University and his masters in business administration - finance from New York University. Mr. Colin joined H.G. Wellington Capital

Management, a division of the Sub-Adviser, in 1991 as a Senior Vice President and Senior Portfolio Manager. Mr. Colin was one of the original founders of Faulkner, Dawkins & Sullivan in 1959, serving as Director of Research and Investment Strategy. After Faulkner, Dawkins & Sullivan merged with Shearson Lehman, and later, American Express, Mr. Colin worked briefly for Merrill Lynch Asset Management before joining Bessemer Trust Company in 1978 as a Senior Portfolio Manager and Director of Research. In 1983, Mr. Colin joined General Electric Investment Corporation as a Senior Vice President of Equity Portfolios with responsibilities for various funds under General Electric's control, including its own pension fund.

         Mr. Colin, who is a Chartered Financial Analyst, has contributed numerous articles on investment research to professional journals and has served as a consultant to a number of publicly-owned corporations.


                       WHO DISTRIBUTES THE FUND'S SHARES?

         The Fund maintains a distribution expense plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The plan provides that the Fund may incur distribution expenses of up to thirty-five one hundredths of one percent (.35%) per annum of its average daily net assets to finance activity which is primarily intended to result in the sale of Fund shares. Such expenses include (but are not limited to) travel and telephone expenses, preparation and distribution of sales literature and advertising, and compensation to be paid to and expenses to be incurred by officers, directors and/or employees of the Fund or of third parties for their distributional services, if sales of the Fund are made by such third parties during a fiscal year.


                         WHAT IS THE MINIMUM INVESTMENT?

         The minimum initial investment is $500.00; the minimum subsequent investment is $100.00. There is no minimum investment requirement for certain retirement and employee savings plans or custodial accounts for the benefit of minors. See "Shareholder Guide -- How to Purchase Shares" at page 16 and "Shareholder Guide -- Shareholder Services" at page 20.


                            HOW DO I PURCHASE SHARES?

         You may purchase shares of the Fund directly from the Fund, through its transfer agent, PFPC, Inc. (the "Transfer Agent"), at the net asset value per share (NAV) next determined after receipt of your purchase order by the Transfer Agent, plus a front-end sales charge of up to two and one-half percent (2.5%). No sales charges are imposed on shares of the Fund purchased upon (i) the exchange of shares of the Pax World Fund or (ii) the reinvestment of dividends and distributions. In addition, shares of the Fund may be purchased at NAV, without payment of a sales charge, by certain investors, including certain pension, profit-sharing or other employee benefit plans. See "Shareholder Guide -- How to Purchase Shares" at page 16; and "How The Fund Values its Shares" at page 13.


                            HOW DO I SELL MY SHARES?

         You may redeem your shares at any time at the NAV next determined after the Transfer Agent receives your sell order. See "Shareholder Guide -- How to Sell Your Shares" at page 18.

                    HOW ARE DIVIDENDS AND DISTRIBUTIONS PAID?

         The Fund expects to pay dividends of net investment income semi-annually and distributions of net capital gains at least annually. Dividends and distributions will be automatically reinvested in additional shares of the Fund at NAV without a sales charge unless you request that they be paid to you in cash. See "Taxes, Dividends and Distributions" at page 14.


                                  FUND EXPENSES

         Below is a summary of the Fund's estimated operating expenses. A hypothetical example based on the summary is also shown.

SHAREHOLDER TRANSACTION EXPENSES(1):

Maximum Sales Load Imposed on Purchases
(as a percentage of offering price) ....................................         2.5%

Maximum Sales Load Imposed on Reinvested Dividends
and Other Distributions
(as a percentage of offering price) ....................................           0%

Maximum Deferred Sales Load
(as a percentage of original purchase price or
redemption proceeds, as applicable) ....................................           0%

Redemption Fees
(as a percentage of amount redeemed, if applicable) ....................           0%

Exchange Fees
(as a percentage of average net assets) ................................           0%


ESTIMATED ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET
ASSETS):

Management Fee .........................................................       _____%

12b-1 Fees .............................................................       _____%

Other Expenses .........................................................       _____%

Total Fund Operating Expenses ..........................................       _____%


--------

(1) Pursuant to the rules of the National Association of Securities Dealers, Inc., the aggregate initial sales charges, deferred sales charges and asset-based sales charges on shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Fund rather than on a per shareholder basis.

Example:

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                  1 Year            3 Years          5 Years           10 Years

                  $_____            $_____           $_____            $_____


You would pay the following expenses on the same investment, assuming no redemption:

                  1 Year            3 Years          5 Years           10 Years

                  $_____            $_____           $_____            $_____


         THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         The purpose of this table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "Management of the Fund" at page 11. "Other Expenses" include estimated operating expenses of the Fund, such as directors' and professional fees, registration fees, reports to shareholders, transfer agency and custodian fees and is based on estimated amounts for the current fiscal year.


                              HOW THE FUND INVESTS

                        INVESTMENT OBJECTIVE AND POLICIES

         The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities (common stock, preferred stock and securities convertible into common stock) of established companies with above-average growth prospects.
Current income, if any, is incidental.

         Under normal market conditions, the Fund intends to invest at least seventy-five percent (75%) of its total assets in equity securities of companies that exceed $200,000,000.00 in market capitalization. Stocks will be selected on a company-by-company basis primarily through the use of fundamental analysis. The Fund's Adviser looks for companies that have demonstrated growth in earnings and sales, high returns on equity and assets, or other strong financial characteristics, and, in the judgment of the Adviser, are attractively valued. These companies tend to have a unique market niche, a strong new product profile or superior management.

         The Fund may also invest in (i) equity securities of other companies that are undergoing changes in management or product and marketing dynamics that have not yet been reflected in reported earnings but that are expected to impact earnings in the intermediate-term -- these securities often lack investor recognition and are often favorably valued, (ii) other equity-related securities, (iii) equity securities of foreign issuers, (iv) obligations issued or guaranteed by U.S. Government agencies and instrumentalities, other than the U.S. Treasury, and (v) investment grade fixed-income securities.

         In addition, the Fund may purchase and sell put and call options on equity securities and stock indices and foreign currency exchange contracts to hedge its portfolio and to attempt to enhance return.

         The Fund reserves the right to hold temporarily other types of securities without limit, including commercial paper, bankers' acceptances, non-convertible debt securities (corporate) or government securities and high quality money market securities or cash (foreign currencies or United States dollars), in such proportions as, in the opinion of the Adviser, prevailing market, economic or political conditions warrant. The Fund may also temporarily hold cash and invest in high quality foreign or domestic money market instruments pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs.

     Consistent with its social criteria, the Fund will seek investments in companies that produce life supportive goods and services and are not to any degree engaged in manufacturing defense or weapons-related products. By way of illustration, the Fund will invest in such industries as building supplies, computer software, education, food, health care, household appliances, housing, leisure time, pollution control, publishing, retailing, technology and telecommunications, among others. The Fund will endeavor (but is not required) to invest in companies which have adopted and administer fair employment and pollution control policies to the extent information reflecting such policies and administrative practices is available to the Fund.

         The policy of the Fund is to exclude from its portfolio securities of
(i) companies engaged in military activities, (ii) companies appearing on the United States Department of Defense list of 100 largest contractors if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, (iii) other companies contracting with the United States Department of Defense if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, and (iv) companies of the liquor, tobacco and gambling industries.

         In order to properly supervise a securities portfolio containing the limitations described above, care must be exercised to continuously monitor developments of the companies whose securities are included in the portfolio. Developments and trends in the economy and financial markets are also considered, and the screening of many securities is required to implement the investment philosophy of the Fund.

         If after the initial purchase by the Fund it is determined that the company's activities fall within the exclusion described above (either by acquisition, merger or otherwise), the securities of such companies will be promptly eliminated from the portfolio if a gain results from the sale. In no event, however, will such security be retained longer than six months from the time the Fund learns of the investment disqualification. This requirement may cause the Fund to dispose of the security at a time when it may be disadvantageous to do so.

         The Fund's investment objective is a fundamental policy and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act. Investment policies that are not fundamental may be modified by the Board of Directors.

         SHAREHOLDERS SHOULD UNDERSTAND THAT ALL INVESTMENTS INVOLVE RISK AND THERE CAN BE NO GUARANTEE AGAINST LOSS RESULTING FROM AN INVESTMENT IN THE FUND, NOR CAN THERE BE ANY ASSURANCE THAT THE FUND'S INVESTMENT OBJECTIVE WILL BE ATTAINED. See "Investment Objective and Policies" in the Statement of Additional Information.

                     INVESTMENTS AND SPECIAL CONSIDERATIONS;
                                  RISK FACTORS

Corporate and Other Debt Securities

         The Fund may invest in investment grade corporate and other debt obligations of domestic and foreign issuers. Bonds and other debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Investment grade debt securities are rated within the four highest quality grades as determined by Moody's Investors Service (Moody's) (currently Aaa, Aa, A and Baa for bonds), or Standard & Poor's Ratings Group (S&P) (currently AAA, AA, A and BBB for bonds), or by another nationally recognized statistical rating organization ("NRSRO") or, in unrated securities which are of equivalent quality in the opinion of the Adviser.


Convertible Securities

         A convertible security can be converted at a stated price within a specified period of time into a certain quantity of the common Stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation dependent upon a market price advance in the convertible security's underlying common stock.

         In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). The price of a convertible security is influenced, in part, by the market value of the security's underlying stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.


Equity-Related Securities

         The Fund may invest in equity-related securities. Equity-related securities are common stock, preferred stock, rights, warrants and debt securities or preferred stock which are convertible or exchangeable for common stock or preferred stock. See "Convertible Securities" above.


Foreign Securities

         While the Fund intends to invest primarily in domestic securities, it may invest in foreign securities. Investors in the Fund should be aware that foreign securities involve certain risks, including political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations. Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by U.S. Government instrumentalities or agencies. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies.

         Additional costs could be incurred in connection with any international investment activities engaged in by the Fund. Foreign brokerage commissions are generally higher than United States brokerage commissions. Increased custodian costs as well as administrative difficulties may also be involved.

         If a security is denominated in a foreign currency, it will be affected by changes in currency exchange rates and in exchange control regulations, and costs may be incurred in connection with conversions between currencies. Such changes also will affect the Fund's income and distributions to shareholders. In addition, although the Fund may receive income in such currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Fund's income has been accrued and translated into U.S. dollars, the Fund could be required to liquidate portfolio securities to make such distributions, particularly in instances in which the amount of income the Fund is required to distribute is not immediately reduced by the decline in such currency.


Illiquid and Restricted Securities

         The Fund may invest up to 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable in securities markets either within or outside of the United States. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and privately placed commercial paper that have a readily available market are not considered illiquid for purposes of this limitation. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period.

         The staff of the Securities Exchange Commission (the "SEC") has taken the position that purchased over-the-counter ("OTC") options and the assets used to "cover" written OTC options are illiquid securities unless the Fund and the counterparty have provided for the Fund, at the Fund's election, to unwind the OTC option. The exercise of such an option would ordinarily involve the payment by the Fund of an amount designed to reflect the counterparty's economic loss from an early termination, but does allow the Fund to treat the securities used to "cover" as liquid. See "Investments and Special Considerations; Risk Factors -- Illiquid and Restricted Securities" in the Statement of Additional Information.


Portfolio Turnover

         While as a matter of policy, the Fund will try to limit the turnover of its portfolio, it is possible that, as a result of the Fund's investment policies and social criteria, its portfolio turnover rate may exceed seventy-five percent (75%), although the rate is not expected to exceed one hundred percent (100%). High portfolio turnover (over one hundred percent (100%)) may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. See "Portfolio Transactions and Brokerage" in the Statement of Additional Information. In addition, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income. See "Taxes, Dividends and Distributions" at page 14.

Repurchase Agreements

         The Fund may enter into repurchase agreements whereby the seller of the security agrees to repurchase that security from the Fund at a mutually agreed-upon time and price. The repurchase date is usually within a day or two of the original purchase, although it may extend over a number of months. The Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the purchase price of the underlying securities (including accrued interest earned thereon). In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss. See "Investments and Special Considerations; Risk Factors -- Repurchase Agreements" in the Statement of Additional Information.


Short Sales Against-the-Box

         The Fund may make short sales against-the-box for the purpose of deferring realization of gain or loss for federal income tax purposes. A short sale "against-the-box" is a short sale in which the Fund owns an equal amount of the securities sold short or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.


U.S. Government Agency and/or
Instrumentality Securities

         The Fund may invest in securities issued or guaranteed by U.S. agencies or instrumentalities. The Fund will not, however, invest in securities issued or guaranteed by the U.S. Treasury. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency. See "Investments and Special Considerations; Risk Factors -- U.S. Government Agency and/or Instrumentality Securities" in the Statement of Additional Information.

         In connection with its commitment to assist in the development of housing, the Fund may invest in mortgage-backed securities and other derivative mortgage products, including those representing an undivided ownership interest in a pool of mortgages, e.g., Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") certificates. These certificates are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees.

         Mortgage-backed securities are subject to the risk that the principal on the underlying mortgage loans may be prepaid at any time. Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment. See "Investments and

Special Considerations; Risk Factors - U.S. Government Agency and/or Instrumentality Securities" in the Statement of Additional Information.


When-Issued and Delayed Delivery Securities

         The Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place a month or more in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. While the Fund will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund's Custodian will maintain, in a segregated account of the Fund, cash, or other liquid high-grade debt obligations having a value equal to or greater than the Fund's purchase commitments; the Custodian will likewise segregate securities sold on a delayed delivery basis. See "Investment Objective and Policies; Risk Factors -- When-Issued and Delayed Delivery Securities" in the Statement of Additional Information.


                    HEDGING AND RETURN ENHANCEMENT STRATEGIES

         The Fund may also engage in various portfolio strategies to reduce certain risks of its investments and to attempt to enhance return. These strategies currently include the use of options, futures contracts and options thereon. The Fund's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that any of these strategies will succeed. See "Investment Objective and Policies," "Investments and Special Considerations; Risk Factors" and "Taxes" in the Statement of Additional Information. New financial products and risk management techniques continue to be developed and the Fund may use these new investments and techniques to the extent consistent with its investment objective and policies.


Options Transactions

         The Fund may purchase and write (i.e., sell) put and call options on securities, stock indices and currencies that are traded on U.S. or foreign securities exchanges or in the over-the-counter market to enhance return or to hedge the Fund's portfolio. These options may be on equity securities, stock indices (e.g., S&P 500) and foreign currencies. The Fund may write covered put and call options to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of securities (or currencies) that it owns against a decline in market value and purchase options in an effort to protect against an increase in the price of securities (or currencies) it intends to purchase. The Fund may also purchase put and call options to offset previously written put and call options of the same series. See "Investments and Special Considerations; Risk Factors -- Options on Securities" and "Investments and Special Considerations; Risk Factors -- Options on Securities Indices" in the Statement of Additional Information.

         A call option gives the purchaser, in exchange for a premium paid, the right for a specified period of time to purchase the securities or currency subject to the option at a specified price (the exercise price or strike price). The writer of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver, depending upon the terms of the option contract, the underlying securities or a specified amount of cash to the purchaser upon receipt of the exercise price. When the Fund writes a call option, the Fund gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

         A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. The Fund might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

         The Fund will write only "covered" options. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or currency or maintains cash, U.S. Government securities or other liquid high-grade debt obligations with a value sufficient at all times to cover its obligations in a segregated account. See Investments and Special Considerations; Risk Factors -- Options on Securities" and "Investments and Special Considerations; Risk Factors -- Options on Securities Indices" in the Statement of Additional Information.


                             INVESTMENT RESTRICTIONS

         The Fund is subject to certain investment restrictions which, like its investment objective, constitute fundamental policies. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting securities (which is defined as the vote at a special or annual meeting of the shareholders of the Fund, duly called, (i) of sixty-seven percent (67%) of the voting securities present at such meetings if the holders of more than fifty percent (50%) of the outstanding voting securities are present or represented by proxy, or (B) of more than fifty percent (50%) of the outstanding voting securities, whichever is less). See "Investment Restrictions" in the Statement of Additional Information.


                             MANAGEMENT OF THE FUND

                             OFFICERS AND DIRECTORS

         The Fund's officers conduct and supervise the daily business operations of the Fund. The Fund's Board of Directors, in addition to overseeing the Adviser and Sub-Adviser, decides upon matters of general policy. The Fund's Adviser and Sub-Adviser furnish daily investment advisory services. Members of the Board of Directors of the Fund are reimbursed for their travel expenses for attending meetings of the Board of Directors plus Three Hundred Dollars ($300.00) to affiliated directors and One Thousand Dollars ($1,000.00) to unaffiliated directors. See "Management of the Fund" in the Statement of Additional Information.


                              ADVISER; SUB-ADVISER

         Pax World Management Corp., 222 State Street, Portsmouth, NH 03801 (the "Adviser"), is the adviser to the Fund. It was incorporated in 1970 under the laws of the State of Delaware. Pursuant to the terms of an Advisory Agreement entered into between the Fund and the Adviser (the "Advisory

Agreement"), the Adviser, subject to the supervision of the Board of Directors of the Fund, is responsible for managing the assets of the Fund in accordance with the Fund's investment objective, investment program and policies. As of December 31, 1996, the Adviser had over $513,000,000.00 in assets under management by virtue of serving as the adviser to the Pax World Fund, Inc. (the "Pax World Fund"). The Adviser has no clients other than the Fund and the Pax World Fund.

         Pursuant to the terms of the Advisory Agreement, the Adviser will be compensated as follows: in the event that the average net assets of the Fund are less than $5,000,000.00, the Adviser will be compensated by the Fund for its services at an annual rate of $25,000.00; in the event that the average net assets of the Fund are equal to or in excess of $5,000,000.00, the Adviser will be compensated by the Fund for its services at an annual rate of one percent (1%) of average net assets up to and including $25,000,000.00 and three-quarters of one percent (.75%) of average net assets in excess of $25,000,000.00.

         The Adviser has, however, agreed to supply and pay for such services as are deemed by the Board of Directors of the Fund to be necessary or desirable and proper for the continuous operations of the Fund (excluding all taxes and charges of governmental agencies and brokerage commissions incurred in connection with portfolio transactions) which are in excess of one and one-half percent (1-1/2%) of the average net asset value of the Fund per annum. Such expenses include (i) management, distribution and sub-advisory fees; (ii) the fees of Unaffiliated Directors; (iii) the fees of the Fund's Custodian and Transfer Agent; (iv) the fees of the Fund's legal counsel and independent accountants; (v) brokerage commissions incurred in connection with portfolio transactions; (vi) all taxes and charges of governmental agencies; (vii) the reimbursement of organization expenses; and (viii) expenses related to shareholder communications including all expenses of shareholders' and Board of Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.

         H. G. Wellington & Co., Inc., 14 Wall Street, New York, NY 10005 (the "Sub-Adviser"), is the sub-adviser to the Fund. It was incorporated in 1984 under the laws of the State of Delaware and is also a registered broker-dealer.

         Pursuant to the terms of a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser furnishes investment advisory services in connection with the management of the Fund, determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. In the event that the average net assets of the Fund are less than $5,000,000.00, the Sub-Adviser will be compensated by the Adviser for its services at an annual rate of $25,000.00; in the event that average net assets of the Fund are equal to or in excess of $5,000,000.00, the Sub-Adviser will be compensated by the Adviser for its services at an annual rate of one-third of one percent (.33%) of average net assets up to and including $25,000,000.00 and one-quarter of one percent (.25%) of average net assets in excess of $25,000,000.00, but in no event to exceed the annual sum of Two Hundred and Fifty Thousand Dollars ($250,000.00) net of expenses.

         Thomas W. Grant, the President of the Adviser, is also the President of the Sub-Adviser and has been associated with that firm since 1991. Mr. Grant served previously with the firm of Fahnestock & Co. for twenty years as a partner, managing director and senior officer. His duties encompassed branch office management, corporate finance, syndications and municipal and corporate bonds. Mr. Laurence A. Shadek, the Chairman of the Board of Directors of the Adviser, is also an Executive Vice-President of the Sub-Adviser and, together with members of his family, own a 26.67% interest in the Sub-Adviser. Mr.

Shadek has been associated with that firm since March 1986. He was previously associated with Stillman, Maynard & Co., where he was a general partner. Mr. Shadek's investment experience includes 12 years as a limited partner and Account Executive with the firm Moore & Schley. Each of Mr. Grant and Mr. Shadek serve as a member of the Board of Directors of the Fund and the Pax World Fund.

         Mr. Robert P. Colin, an employee of the Sub-Adviser, is the Portfolio Manager of the Fund. He is the person responsible for the day-to-day management of the Fund's portfolio. Mr. Colin received his bachelor of arts degree from Rutgers University and his masters in business administration - finance from New York University. Mr. Colin joined H.G. Wellington Capital Management, a division of the Sub-Adviser, in 1991 as a Senior Vice President and Senior Portfolio Manager. Mr. Colin was one of the original founders of Faulkner, Dawkins & Sullivan in 1959, serving as Director of Research and Investment Strategy. After Faulkner, Dawkins & Sullivan merged with Shearson Lehman, and later, American Express, Mr. Colin worked briefly for Merrill Lynch Asset Management before joining Bessemer Trust Company in 1978 as a Senior Portfolio Manager and Director of Research. In 1983, Mr. Colin joined General Electric Investment Corporation as a Senior Vice President of Equity Portfolios with responsibilities for various funds under General Electric's control, including its own pension fund.

         Mr. Colin, who is a Chartered Financial Analyst, has contributed numerous articles on investment research to professional journals and has served as a consultant to a number of publicly-owned corporations.


                                  DISTRIBUTION

         Under a Distribution Plan (the "Plan") adopted by the Fund under Rule 12b-1 under the Investment Company Act, the Fund may incur distribution expenses of up to thirty-five one hundredths of one percent (.35%) per annum of its average daily net assets to finance activity which is primarily intended to result in the sale of Fund shares. Such expenses include (but are not limited to) travel and telephone expenses, preparation and distribution of sales literature and advertising, compensation to be paid to and expenses to be incurred by officers, directors and/or employees of the Fund, or other third parties for their distributional service if sales of Fund shares are made by such third parties during a fiscal year. See "Distribution" in the Statement of Additional Information.


              CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

         State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 (the "Custodian"), will serve as the custodian for the Fund's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Fund.

         PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809 (the "Transfer Agent"), will serve as the transfer agent and dividend disbursing agent for the Fund and in those capacities maintains certain books and records for the Fund. Shareholder inquiries relating to a shareholder account should be directed to the Transfer Agent at PFPC Inc., Attention: Pax World Growth Fund, Inc., P.O. Box 8950, Wilmington, DE 19899.


                         HOW THE FUND VALUES ITS SHARES

         The Fund's net asset value per share or NAV is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares. For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The Board of Directors of the Fund has fixed the specific time of day for the computation of the Fund's NAV to be as of 4:15 P.M., New York time.

         Portfolio securities are valued based on market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board of Directors. See "Net Asset Value" in the Statement of Additional Information.

         The Fund will compute its NAV once daily on days that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem shares have been received by the Fund or days on which changes in the value of the Fund's portfolio securities do not materially affect the NAV. The New York Stock Exchange is closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. See "Net Asset Value" in the Statement of Additional Information.


                       HOW THE FUND CALCULATES PERFORMANCE

         From time to time, the Fund may advertise its total return (including "average annual" total return and "aggregate" total return) and yield in advertisements or sales literature. These figures are based on historical earnings and are not intended to indicate future performance. The "total return" shows how much an investment in the Fund would have increased (decreased) over a specified period of time (i.e., one, five, or ten years or since inception of the Fund) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. The "aggregate" total return reflects actual performance over a stated period of time. "Average annual" total return is a hypothetical rate of return that, if achieved annually, would have produced the same aggregate total return if performance had been constant over the entire period. "Average annual" total return smooths out variations in performance and takes into account any applicable sales charges. Neither "average annual" total return nor "aggregate" total return takes into account any federal or state income taxes which may be payable upon redemption. The "yield" refers to the income generated by an investment in the Fund over a one-month or 30-day period. This income is then "annualized;" that is, the amount of income generated by the investment during that 30-day period is assumed to be generated each 30-day period for twelve periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period. The Fund also may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., and other industry publications, business periodicals and market indices. See "Performance Information" in the Statement of Additional Information. Further will be contained in the Fund's annual and semi-annual reports to shareholders, which will be available without charge. See "Shareholder Guide -- Shareholder Services" at page 20.


                       TAXES, DIVIDENDS AND DISTRIBUTIONS

                              TAXATION OF THE FUND

         The Fund intends to elect to qualify and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Accordingly, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, that it distributes to its shareholders.


                            TAXATION OF SHAREHOLDERS

         All dividends out of net investment income, together with distributions of net short-term capital gains, will be taxable as ordinary income to the shareholder whether or not reinvested. Any net long-term capital gains distributed to shareholders will be taxable as such to the shareholder, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum long-term capital gains rate for individual shareholders is currently twenty-eight percent (28%) and the maximum tax rate for ordinary income is thirty-nine and six-tenths percent (39.6%).

         Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held more than one year and otherwise as short-term capital gain or loss. Any such loss, however, on shares that are held for six months or less, will be treated as a long-term capital loss to the extent of any capital gain distributions received by the shareholder.


                                WITHHOLDING TAXES

         Under U.S. Treasury Regulations, the Fund is required by federal law to withhold and remit to the U.S. Treasury thirty-one percent (31%) of dividend, capital gain income and redemption proceeds, payable on the accounts of those shareholders who fail to furnish their tax identification numbers on IRS Form W-9 (or IRS Form W-8 in the case of certain foreign shareholders) with the required certifications regarding the shareholder's status under the federal income tax law. In connection with this withholding requirement, therefore, a purchaser of the Fund's shares will be asked to certify on our application that the Social Security or tax identification number provided is correct and that such purchaser is not subject to thirty-one percent (31%) back-up withholding for previously underreporting to the IRS.

         Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes. See "Taxes" in the Statement of Additional Information.


                           DIVIDENDS AND DISTRIBUTIONS

         The Fund expects to pay dividends on net investment income, if any, semi-annually and to make distributions of any capital gains in excess of net long-term capital losses at least annually.

         Dividends and distributions will be paid in additional Fund shares, based on the NAV at the record date or such other date as the Board of Directors may determine, unless the shareholder elects in writing not less than five business days prior to the record date to receive such dividends and distributions in cash. Such election should be submitted to PFPC, Inc.
Attention: Pax World Growth Fund, Inc., P.O. Box 8950, Wilmington, DE 19899. The Fund will notify each shareholder after the close of the Fund's taxable year both of the dollar amount and the taxable status of that year's dividends and distributions on a per share basis.

         When the Fund goes "ex-dividend", its NAV is reduced by the amount of the dividend or distribution. If you buy shares just prior to the ex-dividend date (which generally occurs four business days prior to the record date), the price you pay will include the dividend or distribution and a portion of your investment will be returned to you as a taxable distribution. You should, therefore, consider the timing of dividends when making your purchases.


                               GENERAL INFORMATION

Incorporation

         The Fund was incorporated under the laws of the State of Delaware on March 12, 1997. The Fund is registered under the Act as an open-end management investment company commonly known as a mutual fund.


Description of Common Stock

         The Fund is currently authorized to issue 25,000,000 shares of Common Stock, $1.00 par value per share; however, the Board of Directors of the Fund may increase or decrease the number of authorized shares. In accordance with the Fund's Articles of Incorporation, the Board of Directors may also authorize the creation of additional series of common stock and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board may determine.

         Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Fund under certain circumstances as described under "Shareholder Guide -- How to Sell Your Shares."

         Each share of common stock is equal as to earnings, assets and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of the Fund is entitled to its portion of all of the Fund's assets after all debts and expenses of the Fund have been paid. The Fund's shares do not have cumulative voting rights for the election of Directors.

         As of March 12, 1997, Pax World Management Corp., 222 State Street, Portsmouth, NH 03801, was the sole initial shareholder of the Fund's shares.


Shareholder Meetings

         The Fund does not intend to hold annual meetings of shareholders unless otherwise required by law. The Fund will not be required to hold meetings of shareholders unless, for example, the election of directors is required to be acted on by shareholders under the Investment Company Act. Shareholders have certain rights, including the right to call a meeting upon a vote of 10% or more of the Fund's outstanding shares for the purpose of voting on the removal of one or more directors or to transact any other business.


                                SHAREHOLDER GUIDE

                             HOW TO PURCHASE SHARES

In General

         Shares of the Fund are offered for sale by the Fund on a continuous basis at the NAV next determined following receipt of an order by the Transfer Agent, plus an initial sales charge. In some cases, however, purchases are not subject to an initial sales charge, and the offering price is the NAV.
See "Waiver of Sales Charges" below.

         The minimum initial investment is $500.00; the minimum subsequent investment is $100.00. All minimum investment requirements are waived for certain retirement and employee savings plans or custodial accounts for the benefit of minors. For purchases through the Automatic Monthly Investment Plan, the minimum initial and subsequent investment is $50.00. See "Shareholder Services" below.

         If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares.

         The Fund reserves the right to reject any purchase order (including an exchange) or to suspend or modify the continuous offering of its shares. See "How to Sell Your Shares" below.


Investing by Mail

         Prospective shareholders may purchase shares of the Fund by completing and signing the "Investment Application" enclosed with this Prospectus and sending the application, together with a check to the Transfer Agent, PFPC, Inc., Attention: Pax World Growth Fund, Inc., P.O. Box 8950, Wilmington, DE 19899. Purchases without full payment will not be processed until payment is received. A confirmation of the purchase will be issued showing the account number and number of shares owned and the ownership of shares shall be recorded on the books of the Transfer Agent in an account under the shareholder's name.


Investing by Telephone

         The Fund may accept telephone orders from broker-dealers which have been previously approved by the Fund. It is the responsibility of such broker-dealers to promptly forward purchase orders and payments for such orders to the Fund. The Fund reserves the right to cancel any purchase order for which payment has not been received by the third business day following the investment.

         Transactions in Fund shares through your broker-dealer may be subject to transaction or other fees, including postage and handling charges, imposed by your broker/dealer which would otherwise not be charged if the shares were purchased directly from the Fund.


Investing by Wire Transfer

         For an initial purchase of shares of the Fund by wire, you must first telephone the Transfer Agent to receive an account number at 800-372-7827 (toll-free). The following information will be requested: your name, address, tax identification number, dividend distribution election, amount being wired and wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, Custody and Shareholder Services Division, Attention:
Pax World Growth Fund, Inc. (the "Custodian"), specifying on the wire the account number assigned by the Transfer Agent and your name.

         If you arrange for receipt by the Custodian of federal funds prior to 4:15 P.M., New York time, on a business day, you may purchase shares of the Fund as of that day.

         In making a subsequent purchase order by wire, you should wire the Custodian directly and should be sure that the wire specifies Pax World Growth Fund, Inc. and your name and individual account number. It is not necessary to call the Transfer Agent to make subsequent purchase orders utilizing federal funds.


Waiver of Sales Charges

         No initial sales charges are imposed on shares of the Fund purchased for a period of six months from the date of this prospectus or upon the exchange of shares of the Pax World Fund or the reinvestment of dividends and distributions. In addition, shares of the Fund may be purchased at NAV, without payment of an initial sales charge, (a) for a period of one year from the date of this Prospectus by any investor who owns as of the date of this Prospectus or has owned at any time during the four year period immediately preceding the date of this Prospectus shares of the Pax World Fund, and (b) by (i) any investor provided that the amount invested by such investor in the Fund or other Pax World Mutual Funds totals at least $1,000,000.00; (ii) any pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code and deferred compensation and annuity plans under Sections 457 or 403(b)(7) of the Internal Revenue Code ("Benefit Plans"); (iii) trustees, officers, directors, employees (including retirees) and sales representatives of the Fund, the Adviser, the Sub-Adviser or certain affiliated companies, for themselves, their spouses and their dependent children; and (iv) registered representatives and employees of broker-dealers having selling group agreements with the Fund, for themselves, their spouses and their dependent children.

         You must notify the Transfer Agent that you are entitled to the reduction or waiver of the sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. See "Purchase, Redemption and Exchange of Fund Shares -- Purchase of Shares -- Waiver of Sales Charges" in the Statement of Additional Information.


                             HOW TO SELL YOUR SHARES

In General

         You can redeem shares of the Fund at any time for cash at the NAV per share next determined after the redemption request is received in proper form by the Transfer Agent. See "How the Fund Values its Shares" at page 13.


Redemptions by Written Request

         If you hold shares in non-certificate form, a written request for redemption signed by you exactly as the account is registered is required. If you hold certificates, the certificates signed in the names(s) shown on the face of the certificates, must be received by the Transfer Agent in order for the redemption request to be processed. If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the Transfer Agent must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be sent to the Fund in care of its Transfer Agent, PFPC, Inc., Attention: Pax World Growth Fund, Inc., P.O. Box 8950, Wilmington, DE 19899.

         If the proceeds of the redemption (i) exceed $50,000.00, (ii) are to be paid to a person other than the record owner, (iii) are to be sent to an address other than the address on the Transfer Agent's records, or (iv) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker/dealer or credit union. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution.

         Payment for shares presented for redemption will be made by check within seven days after receipt by the Transfer Agent of the certificate and/or written request except as indicated below. Such payment may be postponed or the right of redemption suspended at times (i) when the New York Stock Exchange is closed for other than customary weekends and holidays, (ii) when trading on such Exchange is restricted, (iii) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (iv) during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (ii), (iii) or (iv) exist.

         Payment for redemption of recently purchased shares will be delayed until the Fund or the Transfer Agent has been advised that the purchase check has been honored, up to ten (10) calendar days from the time of receipt of the purchase check by the Transfer Agent. Such delay may be avoided by purchasing shares by wire or by certified or official bank check.


Involuntary Redemption

         In order to reduce expenses of the Fund, the Board of Directors may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other tax-deferred retirement plan, whose account has a net asset value of less than $500.00 due to a redemption. The Fund will give any such shareholder 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption. No contingent deferred sales charge will be imposed on any involuntary redemption.


90-Day Repurchase Privilege

         If you redeem your shares and have not previously exercised the repurchase privilege, you may reinvest any portion or all of the proceeds of such redemption in shares of the Fund at the NAV next determined after the order is received, which must be within 90 days after the date of redemption.


                           HOW TO EXCHANGE YOUR SHARES

In General

         As a shareholder of the Fund, you have an exchange privilege with the Pax World Fund, Inc., subject to the minimum investment requirement of such fund. No sales charge will be imposed at the time of exchange. An exchange will be treated as a redemption and purchase for tax purposes. See "Purchase, Redemption and Exchange of Fund Shares -- Exchange of Shares" in the Statement of Additional Information.


Exchanges by Mail

         You may exchange shares by mail by writing to PFPC, Inc., Attention:
Pax World Growth Fund, Inc., P.O. Box 8950, Wilmington, DE 19899.

         If you hold certificates, the certificates, signed in the name(s) shown on the face of the certificates, must be returned to the Transfer Agent in order for the shares to be exchanged. See "How to Sell Your Shares" above.


Exchanges By Telephone

         In order to exchange shares by telephone, you must authorize telephone exchanges on your initial application form or by written notice to the Transfer Agent and hold shares in non-certificate form. Thereafter, you may call the Fund at 800-372-7827 to execute a telephone exchange of shares, on weekdays, except holidays, between the hours of 8:00 A.M. and 6:00 P.M., New York time. For your protection and to prevent fraudulent exchanges, your telephone call may be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. NEITHER THE FUND NOR ITS AGENTS WILL BE LIABLE FOR ANY LOSS, LIABILITY OR COST WHICH RESULTS FROM ACTING UPON INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNDER THE FOREGOING PROCEDURES. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order. The exchange privilege is available only in states where the exchange may legally be made.

         In periods of severe market or economic conditions the telephone exchange of shares may be difficult to implement and you should make exchanges by mail by writing to the Transfer Agent at the address noted below.


                              SHAREHOLDER SERVICES

         The Fund offers investors the following special programs:

         AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTION WITHOUT A SALES CHARGE. For your convenience, all dividends and distributions, if any, will be automatically reinvested in additional full and fractional shares of the Fund at the NAV prevailing at the close of business on the ex-dividend date unless and until you notify the Transfer Agent in writing prior to such record date that you elect to receive either dividends or both dividends and distributions together in cash. Stock certificates will not be physically issued on reinvestment of such dividends and distributions, but a record of the shares purchased will be added to your account and a confirmation of such reinvestment will be sent to you by the Transfer Agent.

         AUTOMATIC MONTHLY INVESTMENT PLAN. Under the Fund's Automatic Monthly Investment Plan, you may make regular purchases of the Fund's shares in amounts as little as $50.00 via an automatic debit to a bank account. For additional information about this service, you may contact the Transfer Agent directly.

         TAX-DEFERRED RETIREMENT PLANS. Various tax-deferred retirement plans, including a 401(k) plan, self-directed individual retirement accounts and "tax-sheltered accounts" under Section 403(b)(7) of the Internal Revenue Code are available through the Fund. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants, or a pooled account arrangement. Information regarding the establishment of these plans, the administration, custodial fees and other details is available from the Fund or the Transfer Agent. If you are considering adopting such a plan, you should consult with your own legal or tax adviser with respect to the establishment and maintenance of such a plan.

         SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available to shareholders, which provides for monthly or quarterly checks. See "Shareholder Services -- Systematic Withdrawal Plan" in the Statement of Additional Information.

         REPORTS TO SHAREHOLDERS. The Fund will send you annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Fund will provide one annual and semi-annual shareholder report and annual prospectus per household. You may request additional copies of such reports by calling 800-372-7827 (toll-free) or by writing to the Fund at PFPC, Inc., Attention: Pax World Growth Fund, Inc., P.O. Box 8950, Wilmington, DE 19899. In addition, monthly unaudited financial data are available upon request from the Fund.

         SHAREHOLDER INQUIRIES. Inquiries should be addressed to the Fund at PFPC, Inc., Attention: Pax World Growth Fund, Inc., P.O. Box 8950, Wilmington, DE 19899, or by telephone, at 800-372-7827 (toll-free) or, from outside the U.S.A. at 603-431-8022 (collect).

         For additional information regarding the services and privileges described above, see "Purchase, Redemption and Exchange of Fund Shares" in the Statement of Additional Information.


                        THE PAX WORLD MUTUAL FUND FAMILY

         Pax World Management Corp. currently offers two mutual funds designed to meet your individual needs - Pax World Fund and Pax World Growth Fund. We welcome you to review the investment options available through our family of funds. For more information on the Pax World Mutual Funds, including charges and expenses, contact your financial adviser or telephone the Fund at 800-372-7827 for a free prospectus. Read the prospectus carefully before you invest or send money.


                             ADDITIONAL INFORMATION

         This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

                               P R O S P E C T U S

--------------------------------------------------------------------------------
No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
                                                                    Page
                                                                    ----

FUND HIGHLIGHTS.................................................     1
         What is Pax World Growth Fund, Inc?....................     1
         What is the Fund's Investment Philosophy?..............     1
         What is the Fund's Investment Objective?...............     1
         Investments and Special Considerations; Risk Factors...     1
         Who Manages the Fund?..................................     2
         Who Advises the Fund?..................................     2
         Who Distributes the Fund's Shares?.....................     3
         What is the Minimum Investment?........................     3
         How Do I Purchase Shares?..............................     3
         How Do I Sell My Shares?...............................     3
         How Are Dividends and Distributions Paid?..............     4
FUND EXPENSES...................................................     4
HOW THE FUND INVESTS............................................     5
         Investment Objective and Policies......................     5
         Investments and Special Considerations; Risk Factors...     7
                  Corporate and Other Debt-Securities...........     7
                  Convertible Securities........................     7
                  Equity-Related Securities.....................     7
                  Foreign Securities............................     7
                  Illiquid and Restricted Securities............     8
                  Portfolio Turnover............................     8
                  Repurchase Agreements.........................     9
                  Short Sales Against-The-Box...................     9
                  U.S. Government Agency and/or
                    Instrumentality Securities..................     9
                  When-Issued and Delayed Delivery Securities...     10
         Hedging and Return Enhancement Strategies..............     10
                  Option Transactions...........................     10
         Investment Restrictions................................     11
MANAGEMENT OF THE FUND..........................................     11
         Officers and Directors.................................     11
         Adviser; Sub-Adviser...................................     11
         Distribution...........................................     13
         Custodian and Transfer and Dividend Disbursing Agent...     13
HOW THE FUND VALUES ITS SHARES..................................     13
HOW THE FUND CALCULATES PERFORMANCE.............................     14
TAXES, DIVIDENDS AND DISTRIBUTIONS..............................     14
         Taxation of the Fund...................................     14
         Taxation of Shareholders...............................     15
         Withholding Taxes......................................     15
         Dividends and Distributions............................     15
GENERAL INFORMATION.............................................     16
         Incorporation..........................................     16
         Description of Common Stock............................     16
         Shareholder Meetings...................................     16
SHAREHOLDER GUIDE...............................................     16
         How to Purchase Shares.................................     16

                  In General....................................     16
                  Investing by Mail.............................     17
                  Investing by Telephone........................     17
                  Investing by Wire Transfer....................     17
                  Waiver of Sales Charges.......................     18
         How to Sell Your Shares................................     18
                  In General....................................     18
                  Redemptions by Written Request................     18
                  Involuntary Redemptions.......................     19
                  90-Day Repurchase Privilege...................     19
         How to Exchange Your Shares............................     19
                  In General....................................     19
                  Exchanges By Mail.............................     19
                  Exchanges by Telephone........................     20
         Shareholder Services...................................     20
                  Automatic Reinvestment of Dividends and/or
                    Distributions without a Sales Charge........     20
                  Automatic Monthly Investment Plan.............     20
                  Tax-Deferred Retirement Plans.................     20
                  Systematic Withdrawal Plans...................     21
                  Reports to Shareholders.......................     21
                  Shareholder Inquiries.........................     21
THE PAX WORLD MUTUAL FUND FAMILY................................     21
ADDITIONAL INFORMATION..........................................     21


--------------------------------------------------------------------------------

                           PAX WORLD GROWTH FUND, INC.

               Subject to Completion, dated _______________, 1997

                           PAX WORLD GROWTH FUND, INC.

                       Statement of Additional Information
                           dated _______________, 1997

      Pax World Growth Fund, Inc. (the "Fund") is an open-end, diversified management investment company whose investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities (common stock, preferred stock and securities convertible into common stock) of established companies with above-average growth prospects. Current income, if any, is incidental.

      Under normal market conditions, the Fund intends to invest at least seventy-five percent (75%) of its total assets in equity securities of companies that exceed $200,000,000.00 in market capitalization. The Fund may also invest in (i) equity securities of other companies including foreign issuers, (ii) investment grade fixed-income securities and (iii) obligations issued or guaranteed by U.S. Government agencies and instrumentalities, except that, consistent with its socially conscious policies, the Fund will not invest in obligations issued or guaranteed by the U.S. Treasury. In addition, the Fund may purchase and sell put and call options on equity securities and stock indices and foreign currency exchange contracts to hedge its portfolio and to attempt to enhance return. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests -- Investment Objective and Policies" in the Prospectus. The Fund's address is 224 State Street, Portsmouth, NH 03801, and its telephone number is 800-767-1729.

      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus dated _______________, 1997, a copy of which may be obtained from the Fund upon request.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INVESTMENT OBJECTIVE AND POLICIES ........................................    1
      Investment Objective ...............................................    1
      Investment Philosophy ..............................................    1
INVESTMENTS AND SPECIAL CONSIDERATIONS; RISK FACTORS .....................    2
      Foreign Securities .................................................    2
      Forward Foreign Currency Exchange Contracts ........................    2
      Illiquid and Restricted Securities .................................    3
      Options on Securities ..............................................    4
      Options on Securities Indices ......................................    5
      Portfolio Turnover .................................................    6
      Position Limits ....................................................    6
      Repurchase Agreements ..............................................    7
      Short-term Investments .............................................    7
      U.S. Government Agency and/or
         Instrumentality Securities ......................................    7
      When-issued and Delayed Delivery Securities ........................    8
INVESTMENT RESTRICTIONS ..................................................    8
MANAGEMENT OF THE FUND ...................................................   10
ADVISER; SUB-ADVISER .....................................................   13
DISTRIBUTION .............................................................   15
CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT
   AND INDEPENDENT ACCOUNTANTS ...........................................   15
PORTFOLIO TRANSACTIONS AND BROKERAGE .....................................   16
PURCHASE, REDEMPTION AND EXCHANGE OF FUND SHARES .........................   17
      Purchase of Shares .................................................   17
            In General ...................................................   17
            Waiver of Sales Charges ......................................   17
      Sales of Shares ....................................................   18
            In General ...................................................   18
            Involuntary Redemption .......................................   18
            90-Day Repurchase Privilege ..................................   18
      Exchange of Shares .................................................   18
NET ASSET VALUE ..........................................................   19
PERFORMANCE INFORMATION ..................................................   19
      Average Annual Total Return ........................................   19
      Yield ..............................................................   20
TAXES ....................................................................   20
SHAREHOLDER SERVICES .....................................................   22
      Automatic Reinvestment of Dividends and/or
        Distributions without a Sales Charge .............................   22
      Automatic Monthly Investment Plan ..................................   22
      Tax-Deferred Retirement Plans ......................................   22
      Tax-Deferred Retirement Accounts ...................................   23
      Systematic Withdrawal Plans ........................................   23
      Reports to Shareholders ............................................   24
      Shareholder Inquiries ..............................................   24

                        INVESTMENT OBJECTIVE AND POLICIES

Investment Objective

      The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities (common stock, preferred stock and securities convertible into common stock) of established companies with above-average growth prospects. Current income, if any, is incidental.

      Under normal market conditions, the Fund anticipates that at least seventy-five percent (75%) of its total assets will consist of equity securities of companies that exceed $200,000,000.00 in market capitalization. Stocks will be selected on a company-by-company basis primarily through the use of fundamental analysis. The Fund's adviser, Pax World Management Corp. (the "Adviser"), looks for companies that have demonstrated growth in earnings and sales, high returns on equity and assets, or other strong financial characteristics, and, in the judgment of the Adviser, are attractively valued. These companies tend to have a unique market niche, a strong new product profile or superior management.

      The Fund may also invest in (i) equity securities of other companies that are undergoing changes in management or product and marketing dynamics that have not yet been reflected in reported earnings but that are expected to impact earnings in the intermediate-term -- these securities often lack investor recognition and are often favorably valued, (ii) other equity-related securities, (iii) equity securities of foreign issuers, (iv) obligations issued or guaranteed by U.S. Government agencies and instrumentalities, other than the U.S. Treasury, and (v) investment grade fixed-income securities. Investing in securities of foreign companies involves certain risks and considerations not typically associated with investments in domestic companies. See "How the Fund Invests -- Investments and Special Considerations; Risk Factors" in the Prospectus.

      In addition, the Fund may purchase and sell put and call options on equity securities and stock indices and foreign currency exchange contracts to hedge its portfolio and to attempt to enhance return.

      The Fund reserves the right to hold temporarily other types of securities without limit, including commercial paper, bankers' acceptances, non-convertible debt securities (corporate) or government securities and high quality money market securities or cash (foreign currencies or United States dollars), in such proportions as, in the opinion of the Adviser, prevailing market, economic or political conditions warrant. The Fund may also temporarily hold cash and invest in high quality foreign or domestic money market instruments pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs.


Investment Philosophy

      The Fund seeks investments in companies producing life supportive goods and services and that are not, to any degree, engaged in manufacturing defense or weapons-related products. The policy of the Fund is to exclude from its portfolio securities of (i) companies engaged in military activities, (ii) companies appearing on the United States Department of Defense list of 100 largest contractors if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, (iii) other companies contracting with the United States Department of Defense if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Defense Department, and (iv) companies of the liquor, tobacco and gambling industries. By way of illustration, the Fund will invest in such industries as building supplies, computer software, education, food, health care, household appliances, housing, leisure time, pollution control, technology and telecommunications, among others. The Fund's portfolio will consist primarily of companies located in the United States. See "Fund Highlights -- What is the Fund's Investment Philosophy" in the Prospectus.

      In order to properly supervise a securities portfolio containing the limitations described above, care must be exercised to continuously monitor developments of the companies whose securities are included in the portfolio. Developments and trends in the economy and financial markets are also considered, and the screening of many securities is required to implement the investment philosophy of the Fund.

      If after the initial purchase by the Fund it is determined that the company's activities fall within the exclusion described above (either by acquisition, merger or otherwise), the securities of such companies will be promptly eliminated from the portfolio if a gain results from the sale. In no event, however, will such security be retained longer than six months from the time the Fund learns of the investment disqualification. This requirement may cause the Fund to dispose of the security at a time when it may be disadvantageous to do so.

      There can be no assurance that the Fund's investment objective will be achieved.


                     INVESTMENTS AND SPECIAL CONSIDERATIONS;
                                  RISK FACTORS

                               FOREIGN SECURITIES

      The Fund is permitted to invest in foreign corporate and government securities. "Foreign Government securities" include debt securities issued or guaranteed, as to payment of principal and interest, by governments, quasi-governmental entities, governmental agencies, supranational entities and other governmental entities (collectively, "Government Entities") of foreign countries denominated in the currencies of such countries or in U.S. dollars (including debt securities of a Government Entity in any such country denominated in the currency of another such country).

      A "supranational entity" is an entity constituted by the national governments of several countries to promote economic development. Examples of such supranational entities include, among others, the Asian Development Bank, the European Investment Bank and the World Bank (International Bank for Reconstruction and Development). Debt securities of "quasi-governmental entities" are issued by entities owned by a national, state, or equivalent government or are obligations of a political unit that are not backed by the national government's "full faith and credit" and general taxing powers.


                   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

      The Fund may enter into forward foreign currency exchange contracts in limited circumstances. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

      Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Fund's Custodian will place cash or liquid securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

      The Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

      If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. Should forward contract prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contract prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.


                       ILLIQUID AND RESTRICTED SECURITIES

      The Fund may not invest more than ten percent (10%) of its net assets in repurchase agreements which have a maturity of longer than seven (7) days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the United States) or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven (7) days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

      Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser will consider, inter alia, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the security and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in one of the at least two nationally recognized statistical rating organizations ("NRSRO"), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser; and (ii) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


                              OPTIONS ON SECURITIES

      The Fund may purchase and write (i.e., sell) put and call options on securities that are traded on U.S. or foreign securities exchanges or that are traded in the over-the-counter markets.

      A call option is a short-term contract pursuant to which the purchaser, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price.

      A put option is a similar contract which gives the purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price.

      A call option written by the Fund is "covered" if (i) the Fund owns the security underlying the option or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) or (ii) the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government securities or other liquid high-grade debt obligations in a segregated account with its Custodian.

      A put option written by the Fund is "covered" if the Fund maintains cash, U.S. Government securities or other liquid high-grade debt obligations with a value equal to the exercise price in a segregated account with its Custodian, or else holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

      The Fund may also purchase a "protective put," i.e., a put option acquired for the purpose of protecting a portfolio security from a decline in market value. In exchange for the premium paid for the put option, the Fund acquires the right to sell the underlying security at the exercise price of the put regardless of the extent to which the underlying security declines in value. The loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold. Similar principles apply to the purchase of puts on stock indices, as described below.

      The Fund may write put and call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. The Fund does not intend to purchase options on equity securities if the aggregate premiums paid for such outstanding options would exceed ten percent (10%) of the Fund's total assets.


                          OPTIONS ON SECURITIES INDICES

      In addition to options on securities, the Fund may also purchase and sell put and call options on securities indices traded on U.S. or foreign securities exchanges or traded in the over-the-counter markets. Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the multiplier). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. All settlements on options on indices are in cash, and gain or loss depends on price movements in the securities market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

      The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers. Because exercises of index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. In addition, unless the Fund has other liquid assets which are sufficient to satisfy the exercise of a call, the Fund would be required to liquidate portfolio securities or borrow in order to satisfy the exercise.

      Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of security prices in the market generally or in an industry or market segment rather than movements in the price of a particular security. Accordingly, successful use by the Fund of options on indices would be subject to the investment adviser's ability to predict correctly movements in the direction of the securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

      The distinctive characteristics of options on indices create certain risks that are not present with stock options.

      Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in losses to the Fund. It is the Fund's policy to purchase or write options only on indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in the index.

      The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. The Fund will not purchase or sell any index option contract unless and until, in the investment adviser's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is not substantially greater than the risk in connection with options on securities in the index.

      The Fund will write put options on stock indices and foreign currencies only if they are covered by segregating with the Fund's Custodian an amount of cash, U.S. Government securities, or liquid assets equal to the aggregate exercise price of the puts. The Fund does not intend to purchase options on securities indices if the aggregate premiums paid for such outstanding options would exceed ten percent (10%) of the Fund's total assets.


                               PORTFOLIO TURNOVER

      As a result of the investment policies described above, the Fund may engage in a substantial number of portfolio transactions and its portfolio turnover rate may exceed seventy-five percent (75%), although the Fund's portfolio turnover rate is not expected to exceed one hundred percent (100%). The portfolio turnover rate is generally the percentage computed by dividing the lesser of portfolio purchases or sales (excluding all securities, including options, whose maturities or expiration date at acquisition were one year or less) by the monthly average value of the portfolio. High portfolio turnover (over one hundred percent (100%)) involves correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the Fund. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover. See "Portfolio Transactions and Brokerage" and "Taxes" on pages 16 and 20, respectively.


                                 POSITION LIMITS

      Transactions by the Fund in futures contracts and options will be subject to limitations, if any, established by each of the exchanges, boards of trade or other trading facilities (including NASDAQ) governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. An exchange, board of trade or other trading facility may order the liquidations of position excess of these limits, and it may impose certain other sanctions.


                              REPURCHASE AGREEMENTS

      The Fund will enter into repurchase transactions only with parties meeting creditworthiness standards approved by the Fund's Board of Directors. The Fund's investment adviser will monitor the creditworthiness of such parties, under the general supervision of the Board of Directors. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.


                             SHORT-TERM INVESTMENTS

      When conditions dictate a defensive strategy, the Fund may temporarily invest in money market instruments, including commercial paper of corporations, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks, obligations issued or guaranteed by the U.S. Government, its agencies or its instrumentalities and repurchase agreements (described more fully below). Such investments may be subject to certain risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and foreign exchange controls or other restrictions.


                          U.S. GOVERNMENT AGENCY AND/OR
                           INSTRUMENTALITY SECURITIES

      The Fund may invest in securities issued by U.S. Government agencies or instrumentalities other than the U. S. Treasury. These obligations may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality issuing or guaranteeing the obligation does not meet its commitments. Obligations of the Government National Mortgage Association ("GNMA"), the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. Securities in which the Fund may invest which are not backed by the full faith and credit of the United States include obligations such as those issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association, the Student Loan Marketing Association, Resolution Funding Corporation and the Tennessee Valley Authority, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Farm Credit System, the obligations of which may be satisfied only by the individual credit of the issuing agency. FHLMC investments may include collateralized mortgage obligations.

      In connection with its commitment to assist in the development of housing, the Fund may invest in mortgage-backed securities, including those which represent undivided ownership interests in pools of mortgages. The U.S. Government or the issuing agency or instrumentality guarantees the payment of interest on and principal of these securities. However, the guarantees do not extend to the yield or value of the securities nor do the guarantees extend to the yield or value of the Fund's shares. These securities are in most cases

"pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. The Fund's ability to invest in high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses.

      The Fund may invest in both Adjustable Rate Mortgage Securities ("ARMs"), which are pass-through mortgage securities collateralized by adjustable rate mortgages, and Fixed-Rate Mortgage Securities ("FRMs"), which are collateralized by fixed-rate mortgages.


                   WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

      From time to time, in the ordinary course of business, the Fund may purchase or sell securities on a when-issued or delayed delivery basis, that is, delivery and payment can take place a month or more after the date of the transaction. The Fund will limit such purchases to those in which the date for delivery and payment falls within 120 days of the date of the commitment. The Fund will make commitments for such when-issued transactions only with the intention of actually acquiring the securities. The Fund's Custodian will maintain, in a separate account of the Fund, cash, U.S. Government securities or other liquid high-grade debt obligations having a value equal to or greater than such commitments. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations.


                             INVESTMENT RESTRICTIONS

      The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities," when used in this Statement of Additional Information, means the lesser of (i) sixty-seven percent (67%) of the shares represented at a meeting at which more than fifty percent (50%) of the outstanding voting shares are present in person or represented by proxy or (ii) more than fifty percent (50%) of the outstanding voting shares.

      The Fund may not:

            1. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

            2. Make short sales of securities or maintain a short position if, when added together, more than twenty-five percent (25%) of the value of the Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales. Short sales "against-the-box" are not subject to this limitation.

            3. Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow from banks up to twenty percent (20%) of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions. The Fund may pledge up to twenty percent (20%) of the value of its total assets to secure such borrowings. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, forward foreign currency exchange contracts and collateral arrangements relating thereto, and collateral arrangements with respect to futures contracts and options thereon and with respect to the writing of options and obligations of the Fund to Directors pursuant to deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.

            4. Purchase any security if as a result: (i) with respect to seventy-five percent (75%) of the Fund's total assets, more than five percent (5%) of the Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer, (ii) twenty-five percent (25%) or more of the Fund's total assets (determined at the time of the investment) would be invested in a single industry, or
      (iii) the Fund would own more than ten percent (10%) of the outstanding voting securities of a single issuer.

            5. Purchase any security if as a result the Fund would then have more than five percent (5%) of its total assets (determined at the time of investment) invested in securities of companies (including predecessors) less than three years old, except that the Fund may invest in the securities of any U.S. Government agency or instrumentality, and in any security guaranteed by such an agency or instrumentality, other than the U.S. Treasury.

            6. Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts. The Fund may not purchase interests in real estate limited partnerships which are not readily marketable.

            7. Buy or sell commodities or commodity contracts. (For purposes of this restriction, futures contracts on currencies and on securities indices and forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts.)

            8. Act as underwriter except to the extent that, (i) in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws, and (ii) the Fund may invest up to five percent of the value of its assets (at time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933. The Fund's position in such restricted securities may adversely affect the liquidity and marketability of such restricted securities and the Fund may not be able to dispose of its holdings in these securities at reasonable price levels. The Fund has not adopted a fundamental investment policy with respect to investments in restricted securities. See "Illiquid and Restricted Securities" above.

            9. Make investments for the purpose of exercising control or management.

            10. Invest in interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs.

            11. Make loans.

            12. Invest more than ten percent (10%) of the value of its assets in securities of foreign issuers.

      In order to comply with certain "blue sky" restrictions, the Fund will not as a matter of operating policy:

            1. Invest in oil, gas and mineral leases.

            2. Invest in securities of any issuer if, to the knowledge of the Fund, any Officer or Director of the Fund or the Fund's Manager or Adviser or Sub-Adviser (as defined below) owns more than one-half of one percent (.5%) of the outstanding securities of such issuer, and such Officers and Directors who own more than one-half of one percent (.5%) own in the aggregate more than five percent (5%) of the outstanding securities of such issuer.

            3. Purchase warrants if as a result the Fund would then have more than five percent (5%) of its assets (determined at the time of investment) invested in warrants. Warrants will be valued at the lower of cost or market and investment in warrants which are not listed on the New York Stock Exchange or American Stock Exchange or a major foreign exchange will be limited to two percent (2%) of the Fund's net assets (determined at the time of investment). For purposes of this limitation, warrants acquired in units or attached to securities are deemed to be without value.

      Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset value will not be considered a violation of such policy.


                             MANAGEMENT OF THE FUND

      The officers of the Fund are responsible for the day-to-day operations of the Fund and the Board of Directors of the Fund, in addition to overseeing the Adviser and Sub-Adviser, is responsible for the general policy of the Fund. The Board of Directors meets four times per year, reviews portfolio selections and bonding requirements, declares dividends, if any, and reviews the activities of the executive officers of the Fund. Such activities are consistent with their fiduciary obligations as directors under the General Corporation Law of the State of Delaware. Members of the Board of Directors of the Fund are reimbursed for their travel expenses for attending meetings of the Board of Directors plus Three Hundred Dollars ($300.00) for affiliated directors and One Thousand Dollars ($1,000.00) for unaffiliated directors. The Fund's Adviser and Sub-Adviser furnish daily investment advisory services.

      The following table reflects the name and address, position held with the Fund and principal occupation during the past five (5) years for those persons who are the officers and directors of the Fund.

Name, Address and         Position(s) Held        Principal Occupation(s) During
Age                       with the Fund           Past Five Years
---                       -------------           ---------------
Carl H. Doerge,           Director                Executive Vice President and
Jr., c/o Smith                                    Managing Director, Smith
Barney, 388                                       Barney (1971 - 1995)
Greenwich Street,
New York, NY
10013; (__)

Thomas W. Grant,          President;              Vice Chairman of the Board,
14 Wall Street,           Director                Pax World Fund, Incorporated
New York, NY                                      (1996 - present); President,
10005*; (55)                                      Pax World Management Corp.
                                                  (1996 - present); President,
                                                  H. G. Wellington & Co., Inc.
                                                  (1991 - present)

Anita D. Green,           Assistant               Manager - Shareholder Services
c/o Pax World             Treasurer               for Pax World Fund,
Management Corp.,                                 Incorporated, Pax World
222 State Street,                                 Management Corp. (1990 -
Portsmouth, NH                                    present)
03801; (32)

John L. Kidde, c/o        Director                President, KDM Development
KDM Development                                   Corporation (1988 - present)
Corporation, 209
Cooper Avenue,
Suite 5-D, Upper
Montclair, NJ
07043; (__)

Joy L. Liechty,           Director                Client and Sales Advocate,
919 South Seventh                                 Mennonite Mutual Aid
Street, Goshen, IN                                Association, Goshen, IN  46526
46526; (42)                                       (1989 - present)

James M. Shadek,          Treasurer               Senior Vice President for
14 Wall Street,                                   Social Research, Pax World
New York, NY                                      Management Corp. (1996 -
10005; (44)                                       present)

Laurence A.               Chairman of the         Chairman of the Board, Pax
Shadek, 14 Wall           Board; Director         World Fund, Incorporated (1996
Street, New York,                                 - present); Chairman of the
NY  10005*; (46)                                  Board, Pax World Management
                                                  Corp. (1996 - present);
                                                  Executive Vice President, H.
                                                  G. Wellington & Co., Inc.
                                                  (1986 - present)

Janet Lawton              Assistant               Operations Manager for Pax
Spates, c/o Pax           Treasurer               World Fund, Incorporated, Pax
World Management                                  World Management Corp. (1992 -
Corp., 222 State                                  present)
Street,
Portsmouth, NH
03801; (27)

Nancy S. Taylor,          Director                Senior minister, First
5298 N. Riffle                                    Congregational Church, Boise,
Way, Boise, ID                                    ID (1992 - present); Associate
83703; (__)                                       minister, Immanuel
                                                  Congregational Church,
                                                  Hartford, CT (1987 - 1992)

Lee D. Unterman,          Secretary               Partner, Broudy & Jacobson,
c/o Broudy &                                      New York, NY  (1988 - present)
Jacobson, 230 Park
Avenue, New York,
NY  10169; (46)

* Designates an "Interested" officer or director, as defined in the Investment Company Act, by reason of his or her affiliation with the Adviser.

** Designates a member of the Executive Committee, Investment Committee and/or Audit Committee. Members of the Executive Committee assist in making investment decisions and in executing various decisions of the Board of Directors.

      No person on such date owned of record or beneficially five percent (5%) or more of the outstanding Common Stock of the Fund and all officers and directors as a group own less than one percent (1%) of the outstanding Common Stock of the Fund.

      Certain directors and officers of the Fund are also directors and officers of Pax World Fund, Inc., the other investment company managed by the Adviser. None of the officers or directors are related to one another by blood, marriage or adoption, except that Laurence A. Shadek and James M. Shadek are brothers.

      Members of the Board of Directors of the Fund are reimbursed for their travel expenses for attending meetings of the Board of Directors plus Three Hundred Dollars ($300.00) for affiliated directors and One Thousand Dollars ($1,000.00) for unaffiliated directors.

                               COMPENSATION TABLE

      The following table sets forth estimated aggregate compensation to be paid by the Fund to all members of the Board of Directors of the Fund, all members of the advisory board of the Fund, and for each of the three highest paid executive officers or any affiliated person of the Fund with aggregate compensation from the Fund for the calendar year ending December 31, 1997.

Name of Person,      Aggregate            Estimated             Total
Position             Compensation         Annual Benefits       Compensation
                     from Fund            Upon Retirement       from Fund and
                                                                Fund Complex
                                                                Paid to
                                                                Directors

---------------      ---------------      ---------------       ---------------

---------------      ---------------      ---------------       ---------------

---------------      ---------------      ---------------       ---------------


                              ADVISER; SUB-ADVISER

      Pax World Management Corp., 222 State Street, Portsmouth, NH 03801 (the "Adviser") is the adviser to the Fund. It was incorporated in 1970 under the laws of the State of Delaware. Pursuant to the terms of an Advisory Agreement entered into between the Fund and the Adviser (the "Advisory Agreement"), the Adviser, subject to the supervision of the Board of Directors of the Fund, is responsible for managing the assets of the Fund in accordance with the Fund's investment objective, investment program and policies. The Adviser determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. As of December 31, 1996, the Adviser had over $513,000,000.00 in assets under management by virtue of serving as the adviser to the Pax World Fund, Inc. (the "Pax World Fund"). The Adviser has no clients other than the Fund and the Pax World Fund.

      Pursuant to the terms of the Advisory Agreement, the Adviser will be compensated as follows: in the event that the average net assets of the Fund are less than $5,000,000.00, the Adviser will be compensated by the Fund for its services at an annual rate of $25,000.00; in the event that the average net assets of the Fund are equal to or in excess of $5,000,000.00, the Adviser will be compensated by the Fund for its services at an annual rate of one percent (1%) of average net assets up to and including $25,000,000.00 and three-quarters of one percent (.75%) of average net assets in excess of $25,000,000.00.

      The Adviser has, however, agreed to supply and pay for such services as are deemed by the Board of Directors of the Fund to be necessary or desirable and proper for the continuous operations of the Fund (excluding all taxes and charges of governmental agencies and brokerage commissions incurred in connection with portfolio transactions) which are in excess of one and one-half percent (1.5%) of the average net asset value of the Fund per annum. Such expenses include (i) management, distribution and sub-advisory fees; (ii) the fees of Unaffiliated Directors; (iii) the fees of the Fund's Custodian and Transfer Agent; (iv) the fees of the Fund's legal counsel and independent accountants; (v) brokerage commissions incurred in connection with portfolio transactions; (vi) all taxes and charges of governmental agencies; (vii) the reimbursement of organization expenses; and (viii) expenses related to shareholder communications including all expenses of shareholders' and Board of Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.

      The Advisory Agreement provides that (i) it may be terminated by the Fund or the Adviser at any time upon not more than sixty (60) days', nor less than thirty (30) days', written notice, and (ii) will terminate automatically in the event of its assignment (as defined in the Investment Company Act). In addition, the Advisory Agreement provides that it may continue in effect for a period of more than two (2) years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.

      The Advisory Agreement was approved by the Board of Directors, including a majority of the Directors who are not parties to the contract or interested persons of any such party, as defined in the Investment Company Act, on _______________, 1997, and by the initial shareholder of the Fund on
_______________, 1997.

      H. G. Wellington Capital Management, a division of H. G. Wellington & Co., Inc., 14 Wall Street, New York, NY 10005 (the "Sub-Adviser") is the sub-adviser to the Fund. H. G. Wellington & Co., Inc. was incorporated in 1984 under the laws of the State of Delaware and is also a registered broker-dealer.

      Pursuant to the terms of a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser furnishes investment advisory services in connection with the management of the Fund, determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. In the event that the average net assets of the Fund are less than $5,000,000.00, the Sub-Adviser will be compensated by the Adviser for its services at an annual rate of $25,000.00; in the event that average net assets of the Fund are equal to or in excess of $5,000,000.00, the Sub-Adviser will be compensated by the Adviser for its services at an annual rate of one-third of one percent (.33%) of average net assets up to and including $25,000,000.00 and one-quarter of one percent (.25%) of average net assets in excess of $25,000,000.00, but in no event to exceed the annual sum of Two Hundred and Fifty Thousand Dollars ($250,000.00) net of expenses.

      Thomas W. Grant, the President of the Adviser, is also the President of the Sub-Adviser and has been associated with that firm since 1991. Mr. Grant served previously with the firm of Fahnestock & Co. for twenty years as a partner, managing director and senior officer. His duties encompassed branch office management, corporate finance, syndications and municipal and corporate bonds. Mr. Laurence A. Shadek, the Chairman of the Board of Directors of the Adviser, is also an Executive Vice-President of the Sub-Adviser and, together with members of his family, own a twenty-six and sixty-seven one hundredths percent (26.67%) interest in the Sub-Adviser. Mr. Shadek has been associated with that firm since March 1986. He was previously associated with Stillman, Maynard & Co., where he was a general partner. Mr. Shadek's investment experience includes 12 years as a limited partner and Account Executive with the firm Moore & Schley. Each of Mr. Grant and Mr. Shadek serve as a member of the Board of Directors of the Fund and the Pax World Fund.

      Mr. Robert P. Colin, an employee of the Sub-Adviser, is the Portfolio Manager of the Fund. He is the person responsible for the day-to-day management of the Fund's portfolio. Mr. Colin received his bachelor of arts degree from Rutgers University and his masters in business administration - finance from New York University. Mr. Colin joined H. G. Wellington Capital Management, a division of the Sub-Adviser, in 1991 as a Senior Vice President and Senior Portfolio Manager. Mr. Colin was one of the original founders of Faulkner, Dawkins & Sullivan in 1959, serving as Director of Research and

Investment Strategy. After Faulkner, Dawkins & Sullivan merged with Shearson Lehman, and later, American Express, Mr. Colin worked briefly for Merrill Lynch Asset Management before joining Bessemer Trust Company in 1978 as a Senior Portfolio Manager. In 1983, Mr. Colin joined General Electric Investment Corporation as a Senior Vice President of Equity Portfolios with responsibilities for various funds under General Electric's control, including its own pension fund.

      Mr. Colin, who is a Chartered Financial Analyst, has contributed numerous articles on investment research to professional journals and has served as a consultant to a number of publicly-owned corporations.


                                  DISTRIBUTION

      Pursuant to a Distribution Plan adopted by the Fund under Rule 12b-1 under the Investment Company Act, the Fund may incur distribution expenses of up to thirty-five one hundredths of one percent (.35%) per annum of its average daily net assets to finance activity which is primarily intended to result in the sale of Fund shares. Such expenses include (but are not limited to) travel and telephone expenses, preparation and distribution of sales literature and advertising, compensation to be paid to and expenses to be incurred by officers, directors and/or employees of the Fund, or other third parties for their distributional service if sales of Fund shares are made by such third parties during a fiscal year.

      The Plan will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors, including a majority vote of the Rule 12b-1 Directors, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstanding shares of the Fund on not more than 60 days', nor less than 30 days', written notice to any other party to the Plan. The Plan may not be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of the Fund, and all material amendments are required to be approved by the Board of Directors in the manner described above. The Plan will automatically terminate in the event of its assignment. The Fund will not be obligated to pay expenses incurred under the Plan if it is terminated or not continued.

      Pursuant to the Plan, the Board of Directors will review at least quarterly a written report of the distribution expenses incurred on behalf of the Fund. The report will include an itemization of the distribution expenses and the purposes of such expenditures.

      The Plan was adopted on _______________, 1997 by the Board of Directors of the Fund, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, at a meeting called for the purpose of voting on such Plan.


                CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT
                           AND INDEPENDENT ACCOUNTANTS

      State Street Bank and Trust Company, 225 Franklin Street, Boston MA 02110 (the "Custodian"), will serve as custodian for the Fund's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Fund. See "How the Fund is Managed -- Custodian and Transfer and Dividend Disbursing Agent" in the Prospectus.

      PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19888 (the "Transfer Agent"), will serve as the transfer and dividend disbursing agent for the Fund. The Transfer Agent provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. For these services, the Transfer Agent receives an annual fee per shareholder account of Ten Dollars ($10.00), a new account set-up fee for each manually established account of Five Dollars ($5.00) and a monthly inactive zero balance account fee per shareholder account of Thirty Cents ($0.30). The Transfer Agent is also reimbursed for its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communication expenses and other costs. Shareholder inquiries relating to a shareholder account should be directed to the Transfer Agent at PFPC Inc., Attention: Pax World Growth Fund, Inc., P.O. Box 8950, Wilmington, DE 19899.

      Holderbaum, Huber & Associates, 200 Sheffield Street, Mountainside, NJ 07092 serves as the Fund's independent accountants, and in that capacity audits the Fund's annual reports.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      The Adviser and Sub-Adviser are responsible for decisions to buy and sell securities and options on securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive negotiated brokerage commissions on Fund portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, the Sub-Adviser and its affiliates.

      Equity securities traded in the over-the-counter market and bonds, including convertible bonds, are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation payable to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid.

      In placing orders for portfolio securities of the Fund, the Fund is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, the Fund will consider the research and investment services provided by brokers and dealers who effect or are parties to portfolio transactions of the Fund. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Fund in its investment activities. Commission rates are established pursuant to negotiations with the broker or dealer based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The Fund's policy is to pay higher commissions to brokers, other than the Sub-Adviser, for particular transactions than might be charged if a different broker had been selected, on occasions when, in the Fund's opinion, this policy furthers the objective of obtaining best price and execution. In addition, the Fund is authorized to pay higher commissions on brokerage transactions for the Fund to brokers other than the Sub-Adviser (or any affiliate) in order to secure research and investment services described above, subject to review by the Fund's Board of Directors from time to time as to the extent and continuation of this practice. The allocation or orders among brokers and the commission rates paid are reviewed periodically by the Fund's Board of Directors.

      Subject to the above considerations, the Sub-Adviser (or any affiliate) may act as a securities broker for the Fund. In order for the Sub-Adviser (or any affiliate) to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by the Sub-Adviser (or any affiliate) must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Sub-Adviser (or any affiliate) to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Fund, including a majority of the Directors who are not "interested" persons, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to the Sub-Adviser (or any affiliate) are consistent with the foregoing standard. In accordance with Section 11(a) of the Securities Exchange Act of 1934, the Sub-Adviser may not retain compensation for effecting transactions on a national securities exchange for the Fund unless the Fund has expressly authorized the retention of such compensation. The Sub-Adviser must furnish to the Fund at least annually a statement setting forth the total amount of all compensation retained by the Sub-Adviser from transactions effected for the Fund during the applicable period. Brokerage with the Sub-Adviser is also subject to such fiduciary standards as may be imposed by applicable law.


                        PURCHASE, REDEMPTION AND EXCHANGE
                                 OF FUND SHARES

                               PURCHASE OF SHARES

In General

      Shares of the Fund are offered for sale by the Fund on a continuous basis at the NAV next determined following receipt of an order by the Transfer Agent, plus an initial sales charge. In some cases, however, purchases are not subject to an initial sales charge, and the offering price is the NAV. See "Waiver of Sales Charges" below.

      The minimum initial investment is $500.00; the minimum subsequent investment is $100.00. All minimum investment requirements are waived for certain retirement and employee savings plans or custodial accounts for the benefit of minors. For purchases through the Automatic Monthly Investment Plan, the minimum initial and subsequent investment is $50.00. See "Shareholder Services" below.

      If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares. There is no charge to the investor for issuance of a certificate.

      The Fund reserves the right to reject any purchase order (including an exchange) or to suspend or modify the continuous offering of its shares.


Waiver of Sales Charges

      No initial sales charges are imposed on shares of the Fund purchased for a period of six months from the date of this prospectus or upon the exchange of shares of the Pax World Fund or the reinvestment of dividends and distributions. In addition, shares of the Fund may be purchased at NAV, without payment of an initial sales charge, (a) for a period of one year from the date of this Prospectus by any investor who owns as of the date of this Prospectus or has owned at any time during the four year period immediately preceding the date of this Prospectus shares of the Pax World Fund, and (b) by (i) any investor provided that the amount invested by such investor in the Fund or other Pax World Mutual Funds totals at least $1,000,000.00; (ii) any pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code and deferred compensation and annuity plans under Sections 457 or 403(b)(7) of the Internal Revenue Code ("Benefit Plans"); (iii) trustees, officers, directors, employees (including retirees) and sales representatives of the Fund, the Adviser, the Sub-Adviser or certain affiliated companies, for themselves, their spouses and their dependent children; and (iv) registered representatives and employees of broker-dealers having selling group agreements with the Fund, for themselves, their spouses and their dependent children.

      Prospective investors must notify the Transfer Agent that they are entitled to the reduction or waiver of the sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement.


                                 SALE OF SHARES

In General

      Shares of the Fund can be redeemed at any time for cash at the NAV per share next determined after the redemption request is received in proper form by the Transfer Agent. See "How the Fund Values its Shares" in the Prospectus; and "Net Asset Value" at page 19.


Involuntary Redemption

      In order to reduce expenses of the Fund, the Board of Directors may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other tax-deferred retirement plan, whose account has a net asset value of less than $500.00 due to a redemption. The Fund will give any such shareholder 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption. No contingent deferred sales charge will be imposed on any involuntary redemption.


90-Day Repurchase Privilege

      If you redeem your shares and have not previously exercised the repurchase privilege, you may reinvest any portion or all of the proceeds of such redemption in shares of the Fund at the NAV next determined after the order is received, which must be within 90 days after the date of redemption.


                               EXCHANGE OF SHARES

      The Fund makes available to its shareholders the privilege of exchanging their shares of the Fund for shares of the Pax World Fund, Inc., subject in each case to the minimum investment requirements of such funds. Shares of such other Pax World Mutual Funds may also be exchanged for shares of the Fund. All exchanges are made on the basis of relative net asset value next determined after receipt of an order in proper form. An exchange will be treated as a redemption and purchase for tax purposes. Shares may be exchanged for shares of another fund only if shares of such fund may legally be sold under applicable state laws. It is contemplated that this Exchange Privilege will be applicable to any new Pax World Mutual Funds.

      Additional details about the Exchange Privilege and prospectuses for each of the Pax World Mutual Funds are available from the Fund or the Fund's Transfer Agent. The Exchange Privilege may be modified, terminated or suspended on sixty
(60) days' notice.


                                 NET ASSET VALUE

      Under the Investment Company Act, the Board of Directors is responsible for determining in good faith the fair value of securities of the Fund. In accordance with procedures adopted by the Board of Directors, the value of investments listed on a securities exchange and NASDAQ National Market System securities (other than options on stock and stock indices) are valued at the last sales price on the day of valuation, or, if there was no sale on such day, the mean between the last bid and asked prices on such day, as provided by a pricing service. Corporate bonds (other than convertible debt securities) and U.S. Government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued on the basis of valuations provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, agency ratings, market transactions in comparable securities and various relationships between securities in determining value. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the last reported bid and asked prices provided by principal market makers or independent pricing agents. Options traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on the respective exchange. Should an extraordinary event, which is likely to affect the value of the security, occur after the close of an exchange on which a portfolio security is traded, such security will be valued at fair value considering factors determined in good faith by the investment adviser under procedures established by and under the general supervision of the Fund's Board of Directors.

      Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors. Short-term debt securities are valued at cost, with interest accrued or discount amortized to the date of maturity, if their original maturity was sixty (60) days or less, unless this is determined by the Board of Directors not to represent fair value. Short-term securities with remaining maturities of sixty (60) days or more, for which market quotations are readily available, are valued at their current market quotations as supplied by an independent pricing agent or principal market maker. The Fund will compute its net asset value at 4:15 P.M., New York time, on each day the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem Fund shares have been received or days on which changes in the value of the Fund's portfolio securities do not affect net asset value. In the event the New York Stock Exchange closes early on any business day, the net asset value of the Fund's shares shall be determined at a time between such closing and 4:15 P.M., New York time.


                             PERFORMANCE INFORMATION

Average Annual Total Return.

      The Fund may from time to time advertise its average annual total return. See "How the Fund Calculates Performance" in the Prospectus.

      Average annual total return is computed according to the following formula:

                                 P (1+T)(n) = ERV

      Where:      P =   a hypothetical initial payment of $1,000.
                  T =   average annual total return.
                  n =   number of years.
                  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

      Average annual total return takes into account any applicable initial or deferred sales charges but does not take into account any federal or state income taxes that may be payable upon redemption.


Yield.

      The Fund may also advertise its yield. See "How the Fund Calculates Performance" in the Prospectus.

      Yield is computed according to the following formula:

                                 a - b
                          2[--------------- + 1)(6) - 1]
                                   cd

      Where:      a =   Dividends and interest earned during the period
                  b =   Expenses accrued for the period (net of
                        reimbursements)
                  c =   The average daily number of shares outstanding during
                        the period that were entitled to receive dividends
                  d =   The maximum offering price per share on the last day
                        of the period.

      Yield does not take into account any federal or state income taxes that may be payable upon redemption or any applicable initial or contingent deferred sales charges.


                                      TAXES

      The Fund intends to elect to qualify and remain qualified as a regulated investment company under the Internal Revenue Code. This relieves the Fund (but not its shareholders) from paying federal income tax on income which is distributed to shareholders and permits net long-term capital gains of the Fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their shares in the Fund.

      Qualification as a regulated investment company requires, among other things, that (a) at least ninety percent (90%) of the Fund's annual gross income (without reduction for losses from the sale or other disposition of securities) be derived from interest, dividends, and gains from the sale or other disposition of securities or options thereon or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) the Fund derive less than thirty percent (30%) of its gross income from gains (without reduction for losses) from the sale or other disposition of securities, options thereon, forward contracts and foreign currencies held for less than three (3) months (except for foreign currencies directly related to the Fund's business of investing in foreign securities) (the short-short rule); (c) the Fund diversify its holdings so that, at the end of each quarter of the taxable year (i) at least fifty percent (50%) of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than five percent (5%) of the market value of the Fund's assets and ten percent (10%) of the outstanding voting securities of such issuer, and (ii) not more than twenty-five percent (25%) of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities); and
(d) the Fund distribute to its shareholders at least ninety percent (90%) of its net investment income (including short-term capital gains) other than long-term capital gains in each year.

      Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where the Fund acquires a put or writes a call thereon or makes a short sale against-the-box. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will generally be treated as gains and losses from the sale of securities (assuming they do not qualify as Section 1256 contracts). If an option written by the Fund on securities lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will generally realize short-term capital gain or loss. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale proceeds of the securities delivered in determining the amount of gain or loss on the sale. Certain of the Fund's transactions may be subject to wash sale, short sale, conversion transaction and straddle provisions of the Internal Revenue Code. In addition, debt securities acquired by the Fund may be subject to original issue discount and market discount rules.

      Gain or loss on the sale, lapse or other termination of options on stock will be capital gain or loss and will be long-term or short-term depending upon the holding period of the option. In addition, positions which are part of a straddle will be subject to certain wash sale and short sale provisions of the Internal Revenue Code. In the case of a straddle, the Fund may be required to defer the recognition of losses on positions it holds to the extent of any unrecognized gain on offsetting positions held by the Fund. The conversion transaction rules may apply to certain transactions to treat all or a portion of the gain thereon as ordinary income rather than as capital gain.

      The Fund is required to distribute ninety-eight percent (98%) of its ordinary income in the same calendar year in which it is earned. The Fund is also required to distribute during the calendar year ninety-eight percent (98%) of the capital gain net income it earned during the twelve (12) months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, the Fund will be subject to a nondeductible four percent (4%) excise tax on the undistributed amount. For purposes of this excise tax, income on which the Fund pays income tax is treated as distributed.

      Any dividends paid shortly after a purchase by an investor may have the effect of reducing the per share net asset value of the investor's shares by the per share amount of the dividends. Furthermore, such dividends, although in effect a return of capital, are subject to federal income taxes. Therefore, prior to purchasing shares of the Fund, the investor should carefully consider the impact of dividends, including capital gains distributions, which are expected to be or have been announced.

      The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.


                              SHAREHOLDER SERVICES

      The Fund makes available to its shareholders the following privileges and plans:


Automatic Reinvestment of Dividends and/or
Distributions Without a Sales Charge

      For the convenience of investors, all dividends and distributions, if any, will be automatically reinvested in additional full and fractional shares of the Fund. An investor may direct the Transfer Agent in writing not less than five
(5) full business days prior to the record date to have subsequent dividends or distributions sent in cash rather than reinvested. Any shareholder who receives a cash payment representing a dividend or distribution may reinvest such dividend or distribution at net asset value by returning the check or the proceeds to the Transfer Agent within thirty (30) days after the payment date. Such investment will be made at the net asset value per share next determined after receipt of the check or proceeds by the Transfer Agent. Such shareholder will receive credit for any contingent deferred sales charge paid in connection with the amount of proceeds being reinvested.


Automatic Monthly Investment Plan

      Under the Fund's Automatic Monthly Investment Plan, an investor may arrange to have a fixed amount automatically invested in shares of the Fund monthly by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System. Stock certificates are not issued to Automatic Monthly Investment Plan participants.

      Further information about this plan and an application form can be obtained from the Fund or the Transfer Agent.


Tax-Deferred Retirement Plans

      Various qualified retirement plans, including 401(k) plans, self-directed individual retirement accounts and "tax-deferred accounts" under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") are available through the Transfer Agent. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants, or a pooled account arrangement. Information regarding the establishment of these plans, and the administration, custodial fees and other details are available from the Transfer Agent.

      Investors who are considering the adoption of such a plan should consult with their own legal counsel or tax adviser the establishment and maintenance of any such plan.

Tax-Deferred Retirement Accounts

      An individual retirement account (IRA) permits the deferral of federal income tax on income earned in the account until the earnings are withdrawn. The following chart represents a comparison of the earnings in a personal savings account with those in an IRA, assuming a $2,000 annual contribution, an eight percent (8%) rate of return and a thirty-nine and six-tenths of one percent (39.6%) federal income tax bracket and shows how much more retirement income can accumulate within an IRA as opposed to a taxable individual savings account.


                           TAX-DEFERRED COMPOUNDING(1)

      Contributions                               Personal
      Made Over:                                   Savings      IRA
      -----------------------------------------   --------    --------
      10 years                                    $ 26,165    $ 31,291
      15 years                                      44,676      58,649
      20 years                                      68,109      98,846
      25 years                                      97,780     157,909
      30 years                                     135,346     244,692


Systematic Withdrawal Plan

      A systematic withdrawal plan is available to shareholders through the Transfer Agent. Such withdrawal plan provides for monthly or quarterly checks in any amount, except as provided below, up to the value of the shares in the shareholder's account.

      In the case of shares held through the Transfer Agent (i) a $10,000.00 minimum account value applies, (ii) withdrawals may not be for less than $100.00 and (iii) the shareholder must elect to have all dividends and/or distributions automatically reinvested in additional full and fractional shares at net asset value on shares held under this plan.

      The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The systematic withdrawal plan may be terminated at any time, and the Fund reserves the right to initiate a fee of up to Five Dollars ($5.00) per withdrawal, upon thirty (30) days' written notice to the shareholder. Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

      Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes.
Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

----------

(1) This chart is for illustrative purposes only and does not represent the performance of the Fund or any specific investment. It shows taxable versus tax-deferred compounding for the periods and on the terms indicated. Earnings in the IRA account will be subject to tax when withdrawn from the account.

Reports to Shareholders

      The Fund will send annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Fund will provide one annual and semi-annual shareholder report and annual prospectus per household. You may request additional copies of such reports by calling 800-372-7827 (toll-free) or by writing to the Fund at PFPC, Inc., Attention: Pax World Growth Fund, Inc., P.O. Box 8950, Wilmington, DE 19899. In addition, monthly unaudited financial data are available upon request from the Fund.


Shareholder Inquiries

      Inquiries should be addressed to the Fund at PFPC, Inc., Attention: Pax World Growth Fund, Inc., P.O. Box 8950, Wilmington, DE 19899, or by telephone, at 800-372-7827 (toll-free) or, from outside the U.S.A. at 603-431-8022 (collect).

                          INDEPENDENT AUDITORS' REPORT

The Shareholder and Board of Directors of
Pax World Growth Fund, Inc.

      We have audited the accompanying statement of assets and liabilities of Pax World Growth Fund, Inc. as of _______________, 1997. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Pax World Growth Fund, Inc. as of _______________, 1997, in conformity with generally accepted accounting principles.


                                    HOLDERBAUM, HUBER & ASSOCIATES


Mountainside, NJ
_______________, 1997

                           PAX WORLD GROWTH FUND, INC.

                       Statement of Assets and Liabilities


                                                           _______________, 1997


ASSETS

Cash............................................................        $_______

Deferred organization costs (Note 1)............................         _______

Total assets....................................................         _______



LIABILITIES

Deferred organization costs payable (Note 1)....................        $_______

Net Assets (Note 1)
Applicable to _____ shares of common stock......................        $_______



Calculation of Offering Price

Net asset value price per.......................................        $_______

Maximum sales charge
(_____% of offering price)......................................         _______

Offering price to public........................................        $_______


                        See Notes to Financial Statement.

                           PAX WORLD GROWTH FUND, INC.
                          NOTES TO FINANCIAL STATEMENT


NOTE 1. Pax World Growth Fund, Inc. (the "Fund"), which was incorporated in Delaware on March 12, 1997, is an open-end, diversified management investment company. The Fund has had no significant operations other than the issuance of shares of common stock for $_______________ on _______________, 1997, to Pax World Management Corp. There are 25,000,000 shares of $1.00 par value common stock authorized.

            Costs incurred and expected to be incurred in connection with the organization and initial registration of the Fund will be paid initially by Pax World Management Corp. and will be repaid to Pax World Management Corp. upon commencement of investment operations. These costs will be deferred and amortized over the period of benefit not to exceed 60 months from the date the Fund commences investment operations. If any of the initial shares of the Fund are redeemed by any holder thereof during the period of amortization of organization expenses, the redemption proceeds will be reduced by the pro-rata amount of unamortized organization expenses based on the number of initial shares being redeemed to the number of the initial shares outstanding.

NOTE 2. Pursuant to an Advisory Agreement between the Fund and Pax World Management Corp. (the "Adviser"), the Adviser furnishes investment advisory services in connection with the management of the Fund. Under the Advisory Agreement, the "Adviser", subject to the supervision of the Board of Directors of the Fund is responsible for managing the assets of the Fund in accordance with its investment objectives, investment program and policies. The Adviser determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. In the event that the average net assets of the Fund are less than $5,000,000.00, the Adviser will be compensated by the Fund for its services at an annual rate of $25,000.00; in the event that average net assets of the Fund are equal to or in excess of $5,000,000.00, the Adviser will be compensated by the Fund for its services at an annual rate of one percent (1%) of average net assets up to and including $25,000,000.00 and three-quarters of one percent (.75%) of average net assets in excess of $25,000,000.00.

            The Adviser has, however, agreed to supply and pay for such services as are deemed by the Board of Directors of the Fund to be necessary or desirable and proper for the continuous operations of the Fund (excluding all taxes and charges of governmental agencies and brokerage commissions incurred in connection with portfolio transactions) which are in excess of one and one-half percent (1.5%) of the average net asset value of the Fund per annum. Such expenses include (i) management, distribution and sub-advisory fees; (ii) the fees of Unaffiliated Directors; (iii) the fees of the Fund's Custodian and Transfer Agent; (iv) the fees of the Fund's legal counsel and independent accountants; (v) brokerage commissions incurred in connection with portfolio transactions; (vi) all taxes and charges of governmental agencies; (vii) the reimbursement of organization expenses; and (viii) expenses related to shareholder communications including all expenses of shareholders' and Board of Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.

            Pursuant to the terms of a Sub-Advisory Agreement between the Adviser and H. G. Wellington Capital Management, a division of H. G. Wellington & Co., Inc., 14 Wall Street, New York, NY 10005 (the "Sub-Adviser"), the Sub-Adviser furnishes investment advisory services in connection with the management of the Fund, determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. In the event that the average net assets of the Fund are less than $5,000,000.00, the Sub-Adviser will be compensated by the Adviser for its services at an annual rate of $25,000.00; in the event that average net assets of the Fund are equal to or in excess of $5,000,000.00, the Sub-Adviser will be compensated by the Adviser for its services at an annual rate of one-third of one percent (.33%) of average net assets up to and including $25,000,000.00 and one-quarter of one percent (.25%) of average net assets in excess of $25,000,000.00, but in no event to exceed the annual sum of Two Hundred and Fifty Thousand Dollars ($250,000.00) net of expenses.

            Pursuant to a plan of distribution (the "Plan") adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940, the Fund incurs the expenses of distributing the Fund's shares. These expenses include commissions and account servicing fees paid to, or on account of, broker-dealers or certain financial institutions which have entered into agreements with the Fund, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

      (a)  Financial Statements:

          (i) Financial Statements included in the Prospectus constituting Parts A and B of this Registration
                  Statement:

                  None.

      (b)  Exhibits:

            1.    Articles of Incorporation.**

            2.    By-Laws.**

            3.    Not Applicable.

            4.    Instruments defining rights of shareholders.**

            5. Form of Advisory Agreement between the Registrant and Pax World Management Corp.**

                  Form of Sub-Advisory Agreement between Pax World Management Corp. and H. G. Wellington & Co., Inc.**

            6.    Not Applicable.

            7.    Not Applicable.

            8. Form of Custodian Contract between the Registrant and State Street Bank and Trust Company.*

            9. Form of Transfer Agency and Service Agreement between the Registrant and PFPC, Inc.*

            10.   Opinion of Broudy & Jacobson.*

            11.   Consent of Independent Accountants.*

            12.   Not Applicable.

            13.   Form of Purchase Agreement.*

            14.   Not Applicable.

            15.   Form of Distribution and Service Plan.*

            16.   Schedule of Computation of Performance Quotations.*

            17.   Copies of Powers of Attorney for Directors.*


----------
*  To be filed by Amendment.
** Filed herewith.

Item 25.  Persons Controlled by or under Common Control with Registrant.

      None.


Item 26.  Number of Holders of Securities.

      Not Applicable.


Item 27.  Indemnification.

      As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Section 8.04 of the Fund's By-Laws (Exhibit 2 to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.
Section 145 of the General Corporation Law of the State of Delaware permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant.

      The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

      Section 8 of the Advisory Agreement (Exhibit 5 to the Registration Statement) and Section 7 of the Sub-Advisory Agreement (Exhibit 5 to the Registration Statement) limit the liability of the Adviser and the Sub-Adviser, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their obligations and duties under the Advisory and Sub-Advisory Agreement.

      The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

      Under Section 17(h) of the 1940 Act, it is the position of the staff of the Securities and Exchange Commission that if there is neither a court determination on the merits that the defendant is not liable nor a court determination that the defendant was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of one's office, no indemnification will be permitted unless an independent legal counsel (not including a counsel who does work for either the Registrant, its investment adviser, its principal underwriter or persons affiliated with these persons) determines, based upon a review of the facts, that the person in question was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Under its Articles of Incorporation, the Registrant may advance funds to provide for indemnification. Pursuant to the Securities and Exchange Commission staff's position on Section 17(h) advances will be limited in the following respect:

          (i) Any advances must be limited to amounts used, or to be used, for the preparation and/or presentation of a defense to the action (including cost connected with preparation of a settlement);

         (ii) Any advances must be accompanied by a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification;

        (iii) Such promise must be secured by a surety bond or other suitable insurance; and

         (iv) Such surety bond or other insurance must be paid for by the recipient of such advance.


Item 28.  Business and Other Connections of the Investment Adviser.

      See "Fund Highlights -- Who Advises the Fund?" and "Adviser; Sub-Adviser" in the Prospectus constituting Part A of this Registration Statement and "Adviser; Sub-Adviser" in the Statement of Additional Information constituting Part B of this Registration Statement.

      The business and other connections of the Adviser's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is 222 State Street, Portsmouth, NH 03801.


Name                      Position(s) Held         Principal Occupation(s)
----                      with the Adviser         -----------------------
                          ----------------
Katherine Shadek          Senior Vice              Senior Vice President, Pax
Boyle                     President;               World Management Corp.
                          Director

Anthony S. Brown          Executive Vice           Executive Vice President and
                          Treasurer                Treasurer, Pax World
                                                   Management Corp.; Executive
                                                   Vice President, Treasurer and
                                                   Portfolio Manager, Pax World
                                                   Fund Incorporated

Thomas W. Grant           President;               President, Pax World
                          Director                 Management Corp.; Vice
                                                   Chairman of the Board, Pax
                                                   World Fund, Incorporated;
                                                   President, Pax World Growth
                                                   Fund, Inc.; President, H. G.
                                                   Wellington & Co., Inc.

James M. Shadek           Senior Vice              Senior Vice President for
                          President for            Social Research, Pax World
                          Social Research;         Management Corp.; Treasurer,
                          Director                 Pax World Growth Fund, Inc.

Laurence A. Shadek        Chairman of the          Chairman of the Board, Pax
                          Board; Director          World Management Corp.;
                                                   Chairman of the Board, Pax
                                                   World Fund, Incorporated;
                                                   Chairman of the Board, Pax
                                                   World Growth Fund, Inc.;
                                                   Executive Vice President,
                                                   H. G. Wellington & Co., Inc.

Thomas F. Shadek          Senior Vice              Senior Vice President -
                          President -              Marketing, Pax World
                          Marketing;               Management Corp.
                          Director

Luther E. Tyson           Executive Vice           Executive Vice President, Pax
                          President                World Management Corp.;
                                                   President, Pax World Fund,
                                                   Incorporated


Item 29.   Principal Underwriters

      Not Applicable.


Item 30.   Location of Accounts and Records

      All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of (i) State Street Bank and Trust Company, 225 Franklin Street, Boston MA 02110, (ii) Pax World Management Corp., 222 State Street, Portsmouth, NH 03801, (iii) the Registrant, 224 State Street, Portsmouth, NH 03801, and (iv) PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809.


Item 31.  Management Services

      Other than as set forth under the captions "Fund Highlights--Who Manages the Fund?" and "Management of the Fund" in the Prospectus and the captions "Management of the Fund" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, the Registrant is not a party to any management-related service contract.


Item 32.  Undertakings

      Registrant makes the following undertaking:

      To file a post-effective amendment, using financial statements which may not be certified, within four (4) to six (6) months from the effective date of this Registration Statement.


                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this

Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 12th day of March, 1997.


                                    PAX WORLD GROWTH FUND, INC.

                                    By:/s/ Thomas W. Grant
                                       Thomas W. Grant
                                       President


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


      Signature                     Title                   Date
      ---------                     -----                   ----
/s/ Laurence A. Shadek        Chairman of the Board,        3/12/97
Laurence A. Shadek            Director

/s/ Thomas W. Grant           President, Director           3/12/97
Thomas W. Grant

/s/ James M. Shadek           Treasurer                     3/12/97
James M. Shadek

/s/ Carl H. Doerge, Jr.       Director                      3/12/97
Carl H. Doerge, Jr.

/s/ John L. Kidde             Director                      3/12/97
John L. Kidde

/s/ Joy L. Liechty            Director                      3/12/97
Joy L. Liechty

/s/ Nancy S. Taylor           Director                      3/12/97
Nancy S. Taylor

                           PAX WORLD GROWTH FUND, INC.

                                  Exhibit Index


            Description

      1.          Articles of Incorporation.

      2.          By-Laws.

      4.          Instruments defining rights of shareholders.

      5(a). Form of Advisory Agreement between the Registrant and Pax World Management Corp.

      5(b). Form of Sub-Advisory Agreement between Pax World Management Corp. and H.G. Wellington Capital
                  Management, a division of H.G. Wellington & Co.,
                  Inc.